UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Brian C. Janssen

American Funds Strategic Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Strategic Bond FundSM Semi-annual report for the six months ended June 30, 2022

Our distinctive
approach relies
on flexibility in the
pursuit of enhanced
long-term results

American Funds Strategic Bond Fund seeks to provide maximum total return consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment for the periods ended June 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	Lifetime (since 3/18/16)

Class F-2 shares	–8.12%	3.22%	3.31%
Class A shares (reflecting 3.75% maximum sales charge)	–11.78	2.17	2.42

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.43% for Class F-2 shares and 0.71% for Class A shares as of the prospectus dated March 1, 2022 (as supplemented to date). Expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2022, was 4.99% for Class F-2 shares and 4.51% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 3.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Strategic Bond Fund for the periods ended June 30, 2022, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ANBFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

26	Financial statements

30	Notes to financial statements

45	Financial highlights

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime[1]

American Funds Strategic Bond Fund (Class F-2 shares)	–8.98%	–8.12%	2.61%	3.22%	3.31%
American Funds Strategic Bond Fund (Class A shares)	–9.03	–8.37	2.35	2.96	3.05
Bloomberg U.S. Aggregate Index[2]	–10.35	–10.29	–0.93	0.88	1.09
Lipper Core Plus Bond Funds Average[3]	–11.35	–11.30	–0.62	0.99	1.60

[1]	Lifetime returns are as of March 18, 2016.
[2]	Source: Bloomberg Index Services Limited. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website. Lipper Core Plus Bond Funds Average is composed of funds that invest at least 65% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Strategic Bond Fund	1

Investment portfolio June 30, 2022	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	42.42%
AAA/Aaa	8.65
AA/Aa	6.03
A/A	10.25
BBB/Baa	14.19
Below investment grade	14.06
Unrated	.01
Short-term securities & other assets less liabilities	4.39
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.60%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 42.25%
U.S. Treasury inflation-protected securities 25.98%
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	USD	151,284	$151,185
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]		47,293	47,762
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]		300,132	297,276
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]		153,149	151,895
U.S. Treasury Inflation-Protected Security 0.125% 2027[1]		412,985	406,390
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]		317,796	301,560
U.S. Treasury Inflation-Protected Security 0.125% 2032[1,2]		1,330,060	1,258,695
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]		3,667	2,872
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]		371,989	284,220
U.S. Treasury Inflation-Protected Security 0.125% 2052[1]		56,072	43,238
			2,945,093

U.S. Treasury 16.27%
U.S. Treasury 1.50% 2022		4,000	4,000
U.S. Treasury 0.875% 2024		10,000	9,677
U.S. Treasury 1.50% 2024		97	94
U.S. Treasury 2.25% 2024		1,224	1,208
U.S. Treasury 0.50% 2025[2]		44,338	41,406
U.S. Treasury 1.125% 2025		17,420	16,615
U.S. Treasury 1.50% 2025		1,000	961
U.S. Treasury 2.75% 2025		4,000	3,970
U.S. Treasury 2.875% 2025		8,676	8,645
U.S. Treasury 0.875% 2026		2,093	1,912
U.S. Treasury 1.625% 2026		385	363
U.S. Treasury 1.75% 2026		24,924	23,570
U.S. Treasury 1.875% 2026		566	541

2	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2027	USD	800	$759
U.S. Treasury 2.75% 2027		3,400	3,354
U.S. Treasury 3.125% 2028		205	205
U.S. Treasury 1.75% 2029		200	184
U.S. Treasury 1.875% 2029		47,310	43,961
U.S. Treasury 2.875% 2029		1,000	988
U.S. Treasury 1.375% 2031		4,248	3,681
U.S. Treasury 1.875% 2032		247,136	223,630
U.S. Treasury 2.875% 2032		16,774	16,574
U.S. Treasury 4.375% 2039[2]		209,700	241,882
U.S. Treasury 1.125% 2040		45,000	30,972
U.S. Treasury 1.75% 2041[2]		447,578	339,111
U.S. Treasury 1.875% 2041		268,000	209,451
U.S. Treasury 2.25% 2041		98,018	81,473
U.S. Treasury 1.375% 2050		62,700	41,099
U.S. Treasury 1.625% 2050		66,000	46,219
U.S. Treasury 2.00% 2051		148,167	114,037
U.S. Treasury 2.375% 2051		77,828	65,448
U.S. Treasury 2.25% 2052[2]		328,551	269,200
			1,845,190

Total U.S. Treasury bonds & notes			4,790,283

Corporate bonds, notes & loans 30.14%
Financials 7.34%
Advisor Group Holdings, LLC 6.25% 2028[3]		2,500	2,185
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		22,152	17,755
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		12,312	8,891
AG Merger Sub II, Inc. 10.75% 2027[3]		2,500	2,475
Alliant Holdings Intermediate, LLC 6.75% 2027[3]		3,000	2,670
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[3]		12,505	10,841
American Express Co. 2.55% 2027		24,375	22,731
American Express Co. 4.05% 2029		15,000	14,718
Arthur J. Gallagher & Co. 3.50% 2051		5,758	4,413
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[4,5]		3,535	3,274
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[3]		5,250	5,277
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]		5,000	4,388
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[6]		11,400	9,117
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[6]		16,500	13,350
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[6]		10,482	8,809
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[6]		4,861	3,338
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[6]		8,250	5,868
Bank of Montreal 2.65% 2027		30,000	27,812
Bank of Nova Scotia 2.45% 2032		18,471	15,366
Berkshire Hathaway, Inc. 2.875% 2032		20,000	17,953
Berkshire Hathaway, Inc. 3.85% 2052		20,000	17,158
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,6]		7,975	6,679
Charles Schwab Corp. 2.45% 2027		17,775	16,591
Chubb INA Holdings, Inc. 2.85% 2051		8,089	5,930
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[6]		4,375	4,205
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[6]		3,550	3,394
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[6]		12,513	10,315
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[6]		8,085	6,861
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[6]		3,777	3,731
CME Group, Inc. 2.65% 2032		25,000	22,170
Coinbase Global, Inc. 3.375% 2028[3]		11,300	7,145
Coinbase Global, Inc. 3.625% 2031[3]		44,125	24,909
Commonwealth Bank of Australia 2.688% 2031[3]		6,975	5,683
Compass Diversified Holdings 5.25% 2029[3]		5,280	4,367
Compass Diversified Holdings 5.00% 2032[3]		5,100	3,952
Corebridge Financial, Inc. 3.85% 2029[3]		7,945	7,350
Corebridge Financial, Inc. 3.90% 2032[3]		9,251	8,308
Corebridge Financial, Inc. 4.35% 2042[3]		2,597	2,220
Corebridge Financial, Inc. 4.40% 2052[3]		17,189	14,370
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,6]		10,225	9,057
Danske Bank AS 3.875% 2023[3]		4,600	4,582

American Funds Strategic Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,6]	USD	12,525	$11,890
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[6]		1,995	1,925
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[6]		9,425	8,383
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[6]		8,875	7,031
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[4,5,7,8]		2,248	1,990
Digital Currency Group, Inc., Term Loan, 8.75% 2026[4,7,8]		2,997	2,549
FS Energy and Power Fund 7.50% 2023[3]		4,098	4,114
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[6]		9,340	8,272
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]		1,070	1,010
Goldman Sachs Group, Inc. 2.60% 2030		7,915	6,758
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[6]		17,185	14,285
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[6]		40,000	33,006
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[6]		8,858	6,779
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[6]		4,855	3,815
Hightower Holding, LLC 6.75% 2029[3]		3,380	2,547
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[6]		20,000	17,835
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 2.552% 2022[5]		433	428
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 2.287% 2023[5]		2,055	2,006
Huarong Finance 2017 Co., Ltd. 4.75% 2027		2,024	1,829
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[5]		2,483	2,427
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[5]		2,993	2,810
Huarong Finance II Co., Ltd. 5.00% 2025		2,702	2,557
Huarong Finance II Co., Ltd. 5.50% 2025		3,056	2,968
Huarong Finance II Co., Ltd. 4.625% 2026		1,072	985
Huarong Finance II Co., Ltd. 4.875% 2026		476	437
HUB International, Ltd. 5.625% 2029[3]		7,300	6,039
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[6]		7,952	7,431
Intercontinental Exchange, Inc. 2.65% 2040		5,700	4,194
Intercontinental Exchange, Inc. 4.95% 2052		2,142	2,103
Iron Mountain Information Management Services, Inc. 5.00% 2032[3]		9,875	7,990
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[6]		10,000	9,377
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[6]		15,750	14,605
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[6]		11,000	10,829
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[6]		3,816	3,254
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[6]		9,675	7,742
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[6]		15,040	12,511
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[6]		9,139	7,698
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[6]		3,389	2,912
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[6]		1,316	1,294
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[6]		3,600	2,646
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]		5,000	4,505
Ladder Capital Corp. 4.25% 2027[3]		6,000	4,854
LPL Holdings, Inc. 4.625% 2027[3]		1,505	1,407
LPL Holdings, Inc. 4.00% 2029[3]		3,900	3,342
Marsh & McLennan Companies, Inc. 2.375% 2031		7,309	6,127
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[6]		3,159	2,810
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[6]		13,914	13,616
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[6]		17,686	14,346
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[6]		10,762	10,433
National Australia Bank, Ltd. 2.99% 2031[3]		17,000	14,223
National Financial Partners Corp. 6.875% 2028[3]		3,685	3,051
Navient Corp. 5.625% 2033		8,350	5,811
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[3]		6,055	5,809
Progressive Corp. 2.50% 2027		20,000	18,921
Progressive Corp. 3.00% 2032		20,000	17,938
Toronto-Dominion Bank 2.00% 2031		20,000	16,263
Travelers Companies, Inc. 2.55% 2050		361	252
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[3,6]		5,375	3,946
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[6]		1,650	1,565
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[6]		4,114	3,540
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[6]		20,000	17,766

4	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[6]	USD	2,200	$2,164
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[6]		15,080	13,980
Westpac Banking Corp. 1.953% 2028		7,248	6,331
			832,469

Consumer discretionary 4.11%
Affinity Gaming 6.875% 2027[3]		3,000	2,524
Allied Universal Holdco, LLC 4.625% 2028[3]		4,720	3,906
Allied Universal Holdco, LLC 6.00% 2029[3]		1,915	1,396
Amazon.com, Inc. 1.00% 2026		20,000	18,222
Amazon.com, Inc. 2.10% 2031		20,000	17,148
Amazon.com, Inc. 3.10% 2051		10,000	7,890
Asbury Automotive Group, Inc. 4.625% 2029[3]		2,865	2,371
Asbury Automotive Group, Inc. 5.00% 2032[3]		3,495	2,862
Atlas LuxCo 4 SARL 4.625% 2028[3]		3,605	2,923
AutoNation, Inc. 3.85% 2032		15,000	12,943
Bayerische Motoren Werke AG 3.90% 2025[3]		5,300	5,290
Bayerische Motoren Werke AG 3.45% 2027[3]		8,625	8,415
Bayerische Motoren Werke AG 2.55% 2031[3]		2,600	2,253
Bayerische Motoren Werke AG 3.70% 2032[3]		6,075	5,738
Booking Holdings, Inc. 4.625% 2030		4,000	3,982
Boyd Gaming Corp. 4.75% 2027		2,300	2,086
Boyd Gaming Corp. 4.75% 2031[3]		9,565	8,102
Burger King Corp. 5.75% 2025[3]		3,200	3,224
Caesars Entertainment, Inc. 6.25% 2025[3]		2,795	2,703
Caesars Entertainment, Inc. 4.625% 2029[3]		2,455	1,915
Caesars Resort Collection, LLC 5.75% 2025[3]		2,705	2,594
Carnival Corp. 5.75% 2027[3]		5,000	3,629
Carnival Corp. 4.00% 2028[3]		11,000	9,059
Carnival Corp. 6.00% 2029[3]		5,500	3,883
Carvana Co. 5.875% 2028[3]		9,000	5,725
CEC Entertainment, Inc. 6.75% 2026[3]		2,425	2,139
Daimler Trucks Finance North America, LLC 2.375% 2028[3]		7,775	6,700
Daimler Trucks Finance North America, LLC 2.50% 2031[3]		19,871	16,213
Everi Holdings, Inc. 5.00% 2029[3]		5,750	4,866
Fertitta Entertainment, Inc. 4.625% 2029[3]		5,000	4,277
Fertitta Entertainment, Inc. 6.75% 2030[3]		15,000	11,556
Ford Motor Credit Company, LLC 5.125% 2025		4,175	3,996
Ford Motor Credit Company, LLC 2.70% 2026		7,820	6,674
Ford Motor Credit Company, LLC 4.95% 2027		4,670	4,348
Ford Motor Credit Company, LLC 4.00% 2030		5,725	4,650
General Motors Company 6.80% 2027		1,882	1,983
Grand Canyon University 3.25% 2023		5,500	5,431
Grand Canyon University 4.375% 2026		10,000	10,025
Grand Canyon University 5.125% 2028		7,000	6,550
Grupo Axo, SAPI de CV, 5.75% 2026[3]		4,450	3,793
Hilton Grand Vacations Borrower 5.00% 2029[3]		3,403	2,762
Hilton Worldwide Holdings, Inc. 4.00% 2031[3]		4,485	3,741
Home Depot, Inc. 2.95% 2029		1,435	1,340
International Game Technology PLC 5.25% 2029[3]		5,600	5,082
Jacobs Entertainment, Inc. 6.75% 2029[3]		5,305	4,494
Lowe’s Companies, Inc. 3.75% 2032		21,556	20,023
Lowe’s Companies, Inc. 4.25% 2052		4,060	3,525
Marriott International, Inc. 5.75% 2025		129	134
Marriott International, Inc. 2.85% 2031		13,790	11,450
Marriott International, Inc. 2.75% 2033		1,915	1,508
McDonald’s Corp. 3.625% 2049		979	811
McDonald’s Corp. 4.20% 2050		2,259	2,023
Melco International Development, Ltd. 5.375% 2029[3]		10,460	6,329
MercadoLibre, Inc. 2.375% 2026		4,255	3,676
MercadoLibre, Inc. 3.125% 2031		1,275	920
MGM Resorts International 6.00% 2023		1,900	1,899
MGM Resorts International 6.75% 2025		3,500	3,440
Mohegan Gaming & Entertainment 8.00% 2026[3]		20,000	17,059
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 6.666% 2026[4,5]		2,114	2,082
NCL Corp., Ltd. 5.875% 2026[3]		5,600	4,412
NCL Corp., Ltd. 5.875% 2027[3]		3,805	3,260

American Funds Strategic Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
NCL Corp., Ltd. 7.75% 2029[3]	USD	4,880	$3,740
Nordstrom, Inc. 4.25% 2031		6,000	4,560
Party City Holdings, Inc. 6.625% 2026[3]		560	331
Party City Holdings, Inc. 8.75% 2026[3]		8,080	5,445
Premier Entertainment Sub, LLC 5.625% 2029[3]		15,000	10,702
Premier Entertainment Sub, LLC 5.875% 2031[3]		15,000	10,431
Real Hero Merger Sub 2, Inc. 6.25% 2029[3]		975	741
Royal Caribbean Cruises, Ltd. 10.875% 2023[3]		4,955	4,983
Royal Caribbean Cruises, Ltd. 4.25% 2026[3]		11,500	8,190
Royal Caribbean Cruises, Ltd. 5.50% 2028[3]		5,000	3,487
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		5,600	5,267
Sands China, Ltd. 5.40% 2028		3,250	2,511
Scientific Games Holdings LP 6.625% 2030[3]		5,195	4,424
Stellantis Finance US, Inc. 1.711% 2027[3]		18,350	15,972
Stellantis Finance US, Inc. 2.691% 2031[3]		15,100	11,972
Studio City Co., Ltd. 7.00% 2027[3]		8,920	7,745
Toyota Motor Credit Corp. 3.375% 2030		2,865	2,698
Universal Entertainment Corp. 8.50% 2024[3]		5,500	5,336
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[3]		955	842
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[3]		6,800	5,862
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]		7,860	6,797
Wheel Pros, Inc. 6.50% 2029[3]		2,185	1,547
Wyndham Worldwide Corp. 4.375% 2028[3]		3,340	2,926
Wynn Resorts Finance, LLC 7.75% 2025[3]		775	755
Wynn Resorts Finance, LLC 5.125% 2029[3]		6,100	4,813
			466,031

Health care 3.26%
AbbVie, Inc. 2.60% 2024		3,616	3,504
AbbVie, Inc. 3.20% 2029		1,207	1,111
AmerisourceBergen Corp. 2.70% 2031		9,250	7,935
AstraZeneca Finance, LLC 1.75% 2028		12,117	10,701
AstraZeneca PLC 3.375% 2025		3,600	3,570
Avantor Funding, Inc. 4.625% 2028[3]		5,785	5,318
Banner Health 2.913% 2051		10,000	7,495
Bausch Health Americas, Inc. 9.25% 2026[3]		6,930	4,974
Bausch Health Americas, Inc. 8.50% 2027[3]		700	493
Bausch Health Companies, Inc. 5.00% 2029[3]		5,100	2,668
Baxter International, Inc. 2.272% 2028		5,032	4,411
Baxter International, Inc. 2.539% 2032		8,938	7,554
Baylor Scott & White Holdings 0.827% 2025		5,463	5,007
Baylor Scott & White Holdings 1.777% 2030		19,087	15,763
Centene Corp. 4.25% 2027		3,335	3,123
Centene Corp. 2.45% 2028		24,165	20,220
Centene Corp. 4.625% 2029		2,990	2,797
Centene Corp. 3.00% 2030		3,625	3,014
Centene Corp. 2.625% 2031		6,580	5,249
Change Healthcare Holdings, LLC 5.75% 2025[3]		8,320	8,118
Cigna Corp. 2.375% 2031		1,713	1,448
CVS Health Corp. 1.75% 2030		1,865	1,495
CVS Health Corp. 3.75% 2030		2,135	1,999
CVS Health Corp. 4.25% 2050		1,064	919
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[3]		4,300	344
Endo International PLC 5.875% 2024[3]		625	478
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[3]		2,725	2,065
Gilead Sciences, Inc. 2.80% 2050		1,462	1,023
HCA, Inc. 3.50% 2030		3,300	2,817
HCA, Inc. 3.625% 2032[3]		5,028	4,247
HCA, Inc. 5.25% 2049		2,300	1,986
HCA, Inc. 4.625% 2052[3]		5,856	4,694
Humana, Inc. 3.70% 2029		2,598	2,462
LifePoint Health, Inc. 6.75% 2025[3]		2,500	2,420
Merck & Co., Inc. 1.90% 2028		13,052	11,608
Merck & Co., Inc. 2.75% 2051		8,271	6,124
Minerva Merger Sub, Inc. 6.50% 2030[3]		10,000	8,345
Molina Healthcare, Inc. 3.875% 2030[3]		1,665	1,426
Molina Healthcare, Inc. 3.875% 2032[3]		8,020	6,742

6	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Mozart Debt Merger Sub, Inc. 3.875% 2029[3]	USD	5,000	$4,276
Mozart Debt Merger Sub, Inc. 5.25% 2029[3]		8,000	6,595
Organon Finance 1, LLC 4.125% 2028[3]		5,545	4,928
Owens & Minor, Inc. 6.625% 2030[3]		6,825	6,243
Par Pharmaceutical, Inc. 7.50% 2027[3]		3,000	2,289
Radiology Partners, Inc. 9.25% 2028[3]		665	500
Regeneron Pharmaceuticals, Inc. 1.75% 2030		1,395	1,120
Roche Holdings, Inc. 1.93% 2028[3]		23,675	20,945
Roche Holdings, Inc. 2.076% 2031[3]		20,173	17,219
Roche Holdings, Inc. 2.607% 2051[3]		9,473	6,892
Summa Health 3.511% 2051		9,945	8,192
Sutter Health 1.321% 2025		6,000	5,545
Team Health Holdings, Inc. 6.375% 2025[3]		1,475	1,032
Tenet Healthcare Corp. 5.125% 2027[3]		4,100	3,697
Tenet Healthcare Corp. 6.125% 2028[3]		2,900	2,491
Tenet Healthcare Corp. 4.375% 2030[3]		15,000	12,720
Teva Pharmaceutical Finance Co. BV 6.00% 2024		5,710	5,639
Teva Pharmaceutical Finance Co. BV 7.125% 2025		1,750	1,710
Teva Pharmaceutical Finance Co. BV 3.15% 2026		7,300	6,010
Teva Pharmaceutical Finance Co. BV 4.75% 2027		14,245	12,185
Teva Pharmaceutical Finance Co. BV 6.75% 2028		3,900	3,642
Teva Pharmaceutical Finance Co. BV 5.125% 2029		16,280	13,453
Teva Pharmaceutical Finance Co. BV 4.10% 2046		5,000	3,130
UnitedHealth Group, Inc. 2.00% 2030		5,404	4,636
UnitedHealth Group, Inc. 2.30% 2031		7,320	6,347
UnitedHealth Group, Inc. 4.20% 2032		4,599	4,599
UnitedHealth Group, Inc. 3.25% 2051		14,216	11,187
UnitedHealth Group, Inc. 4.75% 2052		4,503	4,508
West Virginia United Health System Obligated Group 3.129% 2050		2,775	2,034
			369,431

Energy 2.92%
AI Candelaria (Spain), SLU 5.75% 2033[3]		2,990	2,193
Apache Corp. 4.625% 2025		5,395	5,382
Apache Corp. 4.25% 2030		495	440
Apache Corp. 5.35% 2049		350	277
Baker Hughes Co. 2.061% 2026		3,341	3,067
BP Capital Markets America, Inc. 2.721% 2032		25,000	21,547
Callon Petroleum Co. 7.50% 2030[3]		7,005	6,456
Canadian Natural Resources, Ltd. 2.95% 2023		325	324
Canadian Natural Resources, Ltd. 3.85% 2027		2,000	1,919
Canadian Natural Resources, Ltd. 2.95% 2030		6,455	5,670
Cenovus Energy, Inc. 5.375% 2025		1,095	1,128
Cenovus Energy, Inc. 5.25% 2037		523	512
Cenovus Energy, Inc. 5.40% 2047		364	351
Cheniere Energy Partners LP 4.00% 2031		4,790	4,084
Chesapeake Energy Corp. 5.50% 2026[3]		1,800	1,718
Chesapeake Energy Corp. 5.875% 2029[3]		1,550	1,465
Chevron Corp. 2.236% 2030		3,290	2,891
Chevron Corp. 3.078% 2050		1,181	942
Comstock Resources, Inc. 5.875% 2030[3]		3,015	2,601
Continental Resources, Inc. 2.875% 2032[3]		5,739	4,493
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[3]		7,000	6,289
Diamondback Energy, Inc. 4.25% 2052		4,033	3,354
DT Midstream, Inc. 4.375% 2031[3]		9,905	8,325
Enbridge Energy Partners LP 5.875% 2025		155	162
Energean Israel Finance, Ltd. 4.50% 2024[3]		2,395	2,260
Energean Israel Finance, Ltd. 5.875% 2031[3]		2,765	2,261
Energy Transfer Operating LP 2.90% 2025		3,201	3,046
Energy Transfer Operating LP 3.75% 2030		6,403	5,777
Energy Transfer Partners LP 6.125% 2045		1,170	1,118
Energy Transfer Partners LP 5.30% 2047		647	562
Energy Transfer Partners LP 6.00% 2048		352	331
Energy Transfer Partners LP 6.25% 2049		1,000	971
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]		2,848	2,525

American Funds Strategic Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6]	USD	2,700	$1,998
Enterprise Products Operating, LLC 3.20% 2052		1,697	1,221
EQM Midstream Partners, LP 6.00% 2025[3]		7,200	6,916
EQM Midstream Partners, LP 6.50% 2027[3]		3,620	3,372
EQM Midstream Partners, LP 4.50% 2029[3]		2,555	2,079
EQM Midstream Partners, LP 4.75% 2031[3]		2,850	2,281
EQT Corp. 6.625% 2025[6]		2,000	2,061
EQT Corp. 3.90% 2027		2,500	2,331
EQT Corp. 5.00% 2029		980	950
EQT Corp. 3.625% 2031[3]		3,015	2,611
Equinor ASA 3.70% 2050		1,217	1,050
Exxon Mobil Corp. 4.227% 2040		1,200	1,136
Exxon Mobil Corp. 3.452% 2051		1,229	1,007
Gray Oak Pipeline, LLC 2.60% 2025[3]		4,442	4,154
Guara Norte SARL 5.198% 2034[3]		9,927	8,071
Hilcorp Energy I, LP 5.75% 2029[3]		1,285	1,131
Hilcorp Energy I, LP 6.00% 2030[3]		2,700	2,353
Hilcorp Energy I, LP 6.00% 2031[3]		865	747
Hilcorp Energy I, LP 6.25% 2032[3]		4,550	4,004
Kinder Morgan, Inc. 3.25% 2050		3,345	2,335
Leviathan Bond, Ltd. 5.75% 2023[3]		3,410	3,372
Leviathan Bond, Ltd. 6.75% 2030[3]		3,245	2,929
Magellan Midstream Partners LP 3.95% 2050		12,500	9,885
Marathon Oil Corp. 4.40% 2027		1,175	1,148
MPLX LP 1.75% 2026		5,933	5,352
MPLX LP 2.65% 2030		6,409	5,356
MPLX LP 5.50% 2049		1,750	1,627
Murphy Oil Corp. 5.875% 2027		1,965	1,837
MV24 Capital BV 6.748% 2034		6,639	5,961
MV24 Capital BV 6.748% 2034[3]		1,276	1,145
Neptune Energy Group Holdings, Ltd. 6.625% 2025[3]		2,775	2,669
New Fortress Energy, Inc. 6.50% 2026[3]		6,985	6,340
NGL Energy Operating, LLC 7.50% 2026[3]		12,925	11,678
NGPL PipeCo, LLC 3.25% 2031[3]		5,000	4,171
ONEOK, Inc. 5.85% 2026		5,053	5,244
ONEOK, Inc. 4.55% 2028		130	126
ONEOK, Inc. 4.35% 2029		230	217
ONEOK, Inc. 3.10% 2030		1,788	1,539
ONEOK, Inc. 6.35% 2031		6,154	6,436
ONEOK, Inc. 4.95% 2047		402	344
ONEOK, Inc. 5.20% 2048		4,988	4,433
ONEOK, Inc. 7.15% 2051		2,610	2,775
Petróleos Mexicanos 6.875% 2025		25,000	23,437
Petróleos Mexicanos 4.50% 2026		2,188	1,887
Petróleos Mexicanos 6.50% 2029		305	249
Petróleos Mexicanos 8.75% 2029[3]		14,137	12,825
Petróleos Mexicanos 5.95% 2031		625	459
Petróleos Mexicanos 6.70% 2032		11,544	8,827
Petrorio Luxembourg SARL 6.125% 2026[3]		6,090	5,612
Pioneer Natural Resources Company 1.90% 2030		6,555	5,360
Qatar Petroleum 3.30% 2051[3]		5,855	4,535
Range Resources Corp. 4.75% 2030[3]		1,340	1,204
SM Energy Co. 6.50% 2028		1,350	1,244
Southwestern Energy Co. 8.375% 2028		1,035	1,092
Southwestern Energy Co. 5.375% 2030		8,780	8,095
Southwestern Energy Co. 4.75% 2032		2,200	1,885
Sunoco Logistics Operating Partners LP 5.40% 2047		1,090	959
Sunoco LP 4.50% 2029		2,595	2,144
Targa Resources Partners LP 4.875% 2031		3,290	3,005
Venture Global Calcasieu Pass, LLC 4.125% 2031[3]		3,970	3,404
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[6]		1,532	1,414
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[6]		1,101	955
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[6]		2,539	2,046
			331,471

8	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 2.71%
AT&T, Inc. 4.35% 2029	USD	1,250	$1,232
AT&T, Inc. 2.25% 2032		5,000	4,090
AT&T, Inc. 3.50% 2053		19,942	15,150
Brightstar Escrow Corp. 9.75% 2025[3]		9,350	8,863
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[3]		2,200	1,888
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[3]		13,500	11,040
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[3]		20,000	16,426
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[3]		7,875	6,223
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[3]		8,725	6,770
Consolidated Communications, Inc. 5.00% 2028[3]		2,800	2,242
Embarq Corp. 7.995% 2036		1,250	942
Front Range BidCo, Inc. 6.125% 2028[3]		5,000	3,624
Frontier Communications Corp. 5.00% 2028[3]		5,125	4,368
Gray Escrow II, Inc. 5.375% 2031[3]		2,650	2,129
Lamar Media Corp. 4.875% 2029		3,600	3,247
Level 3 Communications, Inc. 3.875% 2029[3]		1,200	993
Magallanes, Inc. 4.279% 2032[3]		18,191	16,276
Magallanes, Inc. 5.141% 2052[3]		21,863	18,379
Midas OpCo Holdings, LLC 5.625% 2029[3]		5,810	4,685
Netflix, Inc. 3.625% 2025[3]		2,225	2,125
Netflix, Inc. 4.875% 2028		15,250	14,384
Netflix, Inc. 5.875% 2028		15,466	15,160
Netflix, Inc. 5.375% 2029[3]		1,050	994
Netflix, Inc. 6.375% 2029		275	278
Netflix, Inc. 4.875% 2030[3]		1,535	1,408
News Corp. 3.875% 2029[3]		3,725	3,227
News Corp. 5.125% 2032[3]		3,825	3,394
Nexstar Broadcasting, Inc. 4.75% 2028[3]		6,000	5,157
Sirius XM Radio, Inc. 4.00% 2028[3]		7,600	6,601
Sirius XM Radio, Inc. 3.875% 2031[3]		10,575	8,441
Sprint Corp. 6.875% 2028		2,100	2,214
Sprint Corp. 8.75% 2032		12,000	14,481
T-Mobile US, Inc. 2.55% 2031		11,000	9,268
T-Mobile US, Inc. 3.00% 2041		2,753	2,057
T-Mobile US, Inc. 3.40% 2052		7,214	5,344
Twitter, Inc. 5.00% 2030[3]		27,925	26,539
Univision Communications, Inc. 6.625% 2027[3]		7,100	6,773
Univision Communications, Inc. 4.50% 2029[3]		6,750	5,671
Univision Communications, Inc. 7.375% 2030[3]		2,050	2,006
Verizon Communications, Inc. 2.55% 2031		12,200	10,441
Verizon Communications, Inc. 3.55% 2051		20,000	16,069
Verizon Communications, Inc. 3.875% 2052		7,500	6,302
VZ Secured Financing BV 5.00% 2032[3]		5,600	4,660
Ziggo Bond Co. BV 5.125% 2030[3]		5,000	3,928
Ziggo Bond Finance BV 4.875% 2030[3]		1,425	1,212
			306,701

Industrials 2.28%
Allison Transmission Holdings, Inc. 3.75% 2031[3]		4,575	3,675
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.06% 2028[4,5]		8,978	8,495
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 7.416% 2029[4,5]		2,590	2,493
Avis Budget Car Rental, LLC 5.75% 2027[3]		5,340	4,754
Avis Budget Group, Inc. 5.375% 2029[3]		4,030	3,358
Boeing Company 4.875% 2025		162	162
Boeing Company 5.15% 2030		22,866	21,968
Boeing Company 3.625% 2031		7,848	6,782
Boeing Company 3.60% 2034		6,460	5,164
Boeing Company 5.705% 2040		4,000	3,738
Bombardier, Inc. 7.125% 2026[3]		7,405	6,129
Bombardier, Inc. 7.875% 2027[3]		3,000	2,505
Bombardier, Inc. 6.00% 2028[3]		4,180	3,139
Burlington Northern Santa Fe, LLC 3.30% 2051		3,856	3,101
BWX Technologies, Inc. 4.125% 2028[3]		4,760	4,245
Canadian Pacific Railway, Ltd. 2.05% 2030		2,000	1,694
Canadian Pacific Railway, Ltd. 2.45% 2031		5,763	4,937
Canadian Pacific Railway, Ltd. 3.00% 2041		14,207	11,138
Canadian Pacific Railway, Ltd. 3.10% 2051		16,554	12,221

American Funds Strategic Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Carrier Global Corp. 3.377% 2040	USD	1,028	$808
Carrier Global Corp. 3.577% 2050		893	678
Clarivate Science Holdings Corp. 3.875% 2028[3]		2,525	2,117
CoreLogic, Inc. 4.50% 2028[3]		14,000	10,803
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[4,5]		3,375	2,481
CP Atlas Buyer, Inc. 7.00% 2028[3]		950	687
CSX Corp. 2.40% 2030		2,228	1,954
CSX Corp. 3.80% 2050		546	462
F-Brasile SpA 7.375% 2026[3]		526	420
General Dynamics Corp. 2.25% 2031		8,576	7,469
GFL Environmental, Inc. 3.75% 2025[3]		7,700	7,155
Maxar Technologies, Inc. 7.75% 2027[3]		3,170	3,143
PM General Purchaser, LLC 9.50% 2028[3]		9,000	7,283
Rolls-Royce PLC 5.75% 2027[3]		10,265	9,279
SkyMiles IP, Ltd. 4.50% 2025[3]		4,500	4,377
SkyMiles IP, Ltd. 4.75% 2028[3]		2,760	2,609
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[4,5]		3,000	2,979
SRS Distribution, Inc. 4.625% 2028[3]		3,655	3,204
TransDigm, Inc. 6.25% 2026[3]		3,000	2,901
TransDigm, Inc. 5.50% 2027		5,000	4,258
TransDigm, Inc. 4.875% 2029		1,990	1,623
Union Pacific Corp. 2.375% 2031		26,768	23,157
Union Pacific Corp. 2.80% 2032		9,999	8,911
Union Pacific Corp. 2.95% 2052		9,118	6,729
Union Pacific Corp. 3.50% 2053		7,500	6,127
Union Pacific Corp. 3.95% 2059		3,000	2,564
United Airlines Holdings, Inc. 6.50% 2027[3]		3,905	3,850
United Airlines, Inc. 4.375% 2026[3]		3,605	3,189
United Airlines, Inc. 4.625% 2029[3]		2,920	2,487
Vertical Holdco GMBH 7.625% 2028[3]		1,400	1,259
Vertical U.S. Newco, Inc. 5.25% 2027[3]		2,625	2,345
WESCO Distribution, Inc. 7.125% 2025[3]		5,835	5,834
WESCO Distribution, Inc. 7.25% 2028[3]		6,085	6,033
			258,873

Utilities 2.09%
AEP Transmission Co., LLC 3.65% 2050		725	600
AES Corp. 2.45% 2031		7,500	6,040
AES Panama Generation Holdings SRL 4.375% 2030[3]		2,850	2,443
Alabama Power Co. 3.00% 2052		13,130	9,659
Alfa Desarrollo SpA 4.55% 2051[3]		5,879	4,236
Alliant Energy Finance, LLC 3.60% 2032[3]		10,450	9,472
Berkshire Hathaway Energy Company 2.85% 2051		968	688
Consumers Energy Co. 3.10% 2050		857	660
DTE Electric Co. 3.65% 2052		5,750	4,977
DTE Energy Company 3.00% 2032		9,475	8,566
Edison International 3.125% 2022		2,800	2,796
Edison International 3.55% 2024		2,200	2,148
Edison International 4.95% 2025		425	427
Edison International 4.125% 2028		2,165	2,021
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[6]		10,000	7,981
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]		350	339
Exelon Corp. 4.10% 2052[3]		750	648
FirstEnergy Corp. 2.65% 2030		3,712	3,068
NextEra Energy Capital Holdings, Inc. 2.44% 2032		11,000	9,171
Northern States Power Co. 4.50% 2052		2,300	2,272
Pacific Gas and Electric Co. 2.95% 2026		355	323
Pacific Gas and Electric Co. 3.15% 2026		104	95
Pacific Gas and Electric Co. 3.30% 2027		304	266
Pacific Gas and Electric Co. 3.30% 2027		144	129
Pacific Gas and Electric Co. 3.00% 2028		11,450	9,878
Pacific Gas and Electric Co. 4.65% 2028		141	131
Pacific Gas and Electric Co. 4.55% 2030		15,281	13,593
Pacific Gas and Electric Co. 2.50% 2031		11,399	8,730
Pacific Gas and Electric Co. 3.25% 2031		28,176	22,786
Pacific Gas and Electric Co. 3.50% 2050		16,250	10,885

10	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PG&E Corp. 5.00% 2028	USD	1,995	$1,689
PG&E Corp. 5.25% 2030		1,485	1,225
San Diego Gas & Electric Co. 1.70% 2030		4,575	3,760
Southern California Edison Co. 2.85% 2029		1,100	976
Southern California Edison Co. 2.75% 2032		20,875	17,657
Southern California Edison Co. 3.65% 2050		930	713
Southern California Edison Co. 3.45% 2052		25,000	18,654
Southern California Edison Co., Series C, 3.60% 2045		1,009	765
Southern California Gas Company 2.55% 2030		875	774
Talen Energy Corp. 7.25% 2027[3,9]		845	833
Union Electric Co. 3.90% 2052		2,153	1,899
Venture Global Calcasieu Pass, LLC 3.875% 2029[3]		4,855	4,260
Virginia Electric and Power Co. 2.30% 2031		5,825	4,931
Virginia Electric and Power Co. 2.40% 2032		23,125	19,787
Virginia Electric and Power Co. 2.95% 2051		8,000	5,930
Xcel Energy, Inc. 4.60% 2032		8,150	8,091
			236,972

Information technology 1.95%
Analog Devices, Inc. 1.70% 2028		6,752	5,923
Analog Devices, Inc. 2.10% 2031		12,879	11,010
Apple, Inc. 2.375% 2041		12,110	9,285
Apple, Inc. 2.65% 2051		12,110	8,953
Black Knight, Inc. 3.625% 2028[3]		4,330	3,756
BMC Software, Inc. 7.125% 2025[3]		2,770	2,656
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[4,5]		8,950	8,335
Booz Allen Hamilton, Inc. 3.875% 2028[3]		2,585	2,292
Booz Allen Hamilton, Inc. 4.00% 2029[3]		1,685	1,472
Broadcom, Inc. 4.00% 2029[3]		4,427	4,106
Broadcom, Inc. 4.75% 2029		6,000	5,819
Broadcom, Inc. 2.45% 2031[3]		8,307	6,682
Broadcom, Inc. 4.15% 2032[3]		7,731	6,988
Broadcom, Inc. 2.60% 2033[3]		8,550	6,585
Broadcom, Inc. 3.419% 2033[3]		8,000	6,624
Broadcom, Inc. 3.187% 2036[3]		5,996	4,566
Broadcom, Inc. 3.50% 2041[3]		6,686	5,053
Broadcom, Inc. 3.75% 2051[3]		3,441	2,555
CDK Global, Inc. 7.25% 2029[3]		14,175	13,664
CommScope, Inc. 7.125% 2028[3]		11,000	8,376
Diebold Nixdorf, Inc. 9.375% 2025[3]		20,424	14,307
Entegris Escrow Corp. 4.75% 2029[3]		9,885	9,223
Fidelity National Information Services, Inc. 3.10% 2041		1,446	1,058
Global Payments, Inc. 2.90% 2031		4,685	3,842
International Business Machines Corp. 2.95% 2050		2,830	2,055
Oracle Corp. 2.875% 2031		12,487	10,300
Oracle Corp. 3.60% 2050		5,000	3,483
Oracle Corp. 3.95% 2051		6,167	4,539
Roper Technologies, Inc. 1.75% 2031		23,000	17,945
ServiceNow, Inc. 1.40% 2030		3,410	2,672
SK hynix, Inc. 1.50% 2026[3]		5,841	5,257
SK hynix, Inc. 2.375% 2031[3]		2,979	2,350
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[4,5]		7,075	6,571
Unisys Corp. 6.875% 2027[3]		2,675	2,340
VeriSign, Inc. 2.70% 2031		2,291	1,846
Veritas Holdings, Ltd. 7.50% 2025[3]		11,710	8,811
			221,299

Consumer staples 1.26%
7-Eleven, Inc. 0.95% 2026[3]		6,625	5,856
7-Eleven, Inc. 1.30% 2028[3]		1,890	1,573
7-Eleven, Inc. 1.80% 2031[3]		12,000	9,379
7-Eleven, Inc. 2.50% 2041[3]		12,000	8,147
7-Eleven, Inc. 2.80% 2051[3]		10,835	7,085
Albertsons Companies, Inc. 3.50% 2029[3]		7,500	6,092
Altria Group, Inc. 3.40% 2030		1,572	1,335
Altria Group, Inc. 5.95% 2049		4,889	4,295
Altria Group, Inc. 3.70% 2051		9,080	5,818

American Funds Strategic Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Anheuser-Busch InBev NV 4.60% 2048	USD	5,305	$4,775
British American Tobacco PLC 2.726% 2031		5,000	3,965
British American Tobacco PLC 4.742% 2032		15,000	13,349
British American Tobacco PLC 4.39% 2037		1,050	835
British American Tobacco PLC 3.734% 2040		2,640	1,855
British American Tobacco PLC 4.54% 2047		1,719	1,263
British American Tobacco PLC 4.758% 2049		941	711
British American Tobacco PLC 5.65% 2052		4,750	4,109
Central Garden & Pet Co. 4.125% 2031[3]		2,365	1,902
Constellation Brands, Inc. 4.35% 2027		11,513	11,426
Constellation Brands, Inc. 4.75% 2032		6,096	6,066
Kraft Heinz Company 3.00% 2026		2,567	2,423
Kraft Heinz Company 3.875% 2027		2,236	2,164
Kraft Heinz Company 5.50% 2050		1,177	1,133
Kronos Acquisition Holdings, Inc. 7.00% 2027[3]		5,000	3,756
MARB BondCo PLC 3.95% 2031[3]		3,086	2,376
NBM US Holdings, Inc. 6.625% 2029[3]		4,100	3,943
Philip Morris International, Inc. 1.75% 2030		6,736	5,225
Post Holdings, Inc. 5.50% 2029[3]		4,000	3,584
Post Holdings, Inc. 4.625% 2030[3]		4,000	3,382
Post Holdings, Inc. 4.50% 2031[3]		10,920	8,963
Reynolds American, Inc. 5.85% 2045		105	88
The Central America Bottling Corp. 5.25% 2029[3]		6,575	5,755
			142,628

Materials 1.19%
Air Products and Chemicals, Inc. 2.05% 2030		2,046	1,770
Air Products and Chemicals, Inc. 2.80% 2050		1,322	1,000
Anglo American Capital PLC 5.375% 2025[3]		919	943
Anglo American Capital PLC 5.625% 2030[3]		6,000	6,049
Axalta Coating Systems, LLC 4.75% 2027[3]		4,000	3,600
Ball Corp. 2.875% 2030		14,060	11,348
Braskem Idesa SAPI 7.45% 2029		3,000	2,579
Braskem Idesa SAPI 6.99% 2032[3]		13,676	10,597
Braskem SA 5.875% 2050[3]		2,700	2,138
Can-Pack SA / Canpack US, LLC 3.875% 2029[3]		2,645	2,067
CVR Partners LP 6.125% 2028[3]		5,290	4,737
Dow Chemical Co. 5.55% 2048		1,800	1,821
First Quantum Minerals, Ltd. 6.50% 2024[3]		2,850	2,743
First Quantum Minerals, Ltd. 6.875% 2026[3]		800	738
First Quantum Minerals, Ltd. 6.875% 2027[3]		6,500	5,823
FXI Holdings, Inc. 7.875% 2024[3]		2,000	1,739
FXI Holdings, Inc. 12.25% 2026[3]		3,781	3,372
International Flavors & Fragrances, Inc. 2.30% 2030[3]		15,800	13,000
LYB International Finance III, LLC 4.20% 2050		2,800	2,281
LYB International Finance III, LLC 3.625% 2051		8,366	6,194
Methanex Corp. 5.125% 2027		3,850	3,404
Newcrest Finance Pty, Ltd. 3.25% 2030[3]		2,719	2,405
Newcrest Finance Pty, Ltd. 4.20% 2050[3]		1,807	1,487
Nova Chemicals Corp. 5.25% 2027[3]		6,050	5,205
Nova Chemicals Corp. 4.25% 2029[3]		10,000	7,832
Olin Corp. 5.00% 2030		4,500	3,894
Rio Tinto Finance (USA), Ltd. 2.75% 2051		5,512	4,042
SCIH Salt Holdings, Inc. 4.875% 2028[3]		17,835	14,860
Tronox, Ltd. 4.625% 2029[3]		9,435	7,607
			135,275

Real estate 1.03%
American Tower Corp. 2.70% 2031		4,584	3,777
American Tower Corp. 4.05% 2032		4,308	3,931
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[3]		4,075	3,243
Equinix, Inc. 2.625% 2024		2,226	2,137
Equinix, Inc. 2.90% 2026		883	821
Equinix, Inc. 2.00% 2028		4,765	4,095
Equinix, Inc. 3.20% 2029		798	710
Equinix, Inc. 2.50% 2031		8,771	7,115
Equinix, Inc. 3.40% 2052		4,370	3,243

12	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
FibraSOMA 4.375% 2031[3]	USD	7,079	$5,057
Gaming and Leisure Properties, Inc. 4.00% 2030		2,000	1,755
Howard Hughes Corp. 5.375% 2028[3]		3,900	3,274
Howard Hughes Corp. 4.375% 2031[3]		4,025	2,986
Iron Mountain, Inc. 5.00% 2028[3]		4,000	3,550
Iron Mountain, Inc. 4.50% 2031[3]		2,495	2,046
Kennedy-Wilson Holdings, Inc. 4.75% 2029		2,325	1,887
Kennedy-Wilson Holdings, Inc. 5.00% 2031		2,300	1,786
Public Storage 1.85% 2028		7,071	6,131
Public Storage 2.30% 2031		1,902	1,600
Sun Communities Operating LP 2.30% 2028		4,193	3,591
Sun Communities Operating LP 2.70% 2031		14,919	12,040
Sun Communities Operating LP 4.20% 2032		18,016	16,403
VICI Properties LP 5.125% 2032		22,827	21,558
Xenia Hotels & Resorts, Inc. 4.875% 2029[3]		4,350	3,738
			116,474

Total corporate bonds, notes & loans			3,417,624

Mortgage-backed obligations 11.43%
Federal agency mortgage-backed obligations 5.82%
Fannie Mae Pool #BT9510 2.50% 2051[10]		1,192	1,080
Fannie Mae Pool #BT9483 2.50% 2051[10]		1,184	1,072
Fannie Mae Pool #CB2319 2.50% 2051[10]		1,177	1,065
Fannie Mae Pool #CB2372 2.50% 2051[10]		570	517
Freddie Mac Pool #SD7545 2.50% 2051[10]		1,100	999
Freddie Mac Pool #QD3220 2.50% 2051[10]		582	527
Government National Mortgage Assn. 2.50% 2052[10,11]		15,466	14,159
Government National Mortgage Assn. 4.50% 2052[10,11]		3,700	3,741
Uniform Mortgage-Backed Security 2.50% 2052[10,11]		5,046	4,534
Uniform Mortgage-Backed Security 4.00% 2052[10,11]		500,000	491,514
Uniform Mortgage-Backed Security 4.00% 2052[10,11]		139,000	136,874
Uniform Mortgage-Backed Security 4.50% 2052[10,11]		3,731	3,738
			659,820

Commercial mortgage-backed securities 3.10%
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.719% 2053[3,5,10]		500	445
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 5.008% 2049[5,10]		2,500	2,392
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 2031[5,10]		5,000	4,082
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 2064[10]		5,750	4,854
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 2064[5,10]		750	667
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 2064[5,10]		727	635
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2050[10]		3,564	3,389
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 2051[5,10]		1,500	1,420
Benchmark Mortgage Trust, Series 2022-B34, Class C, 3.961% 2055[5,10]		282	234
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 2055[5,10]		11,274	9,944
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.594% 2055[5,10]		500	469
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 2.819% 2039[3,5,10]		7,449	7,322
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.14%) 3.891% 2027[3,5,10]		3,000	2,959
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 2.212% 2034[3,5,10]		4,900	4,609
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[3,5,10]		22,871	22,093
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 2.274% 2036[3,5,10]		2,690	2,533
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[3,5,10]		14,919	13,985
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[3,5,10]		14,940	13,972
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 3.219% 2036[3,5,10]		3,450	3,223
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 4.173% 2037[3,5,10]		4,331	4,144

American Funds Strategic Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[3,5,10]	USD	4,322	$4,151
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[3,5,10]		4,636	4,413
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 2.574% 2038[3,5,10]		6,985	6,702
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[3,5,10]		12,036	11,400
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[3,5,10]		2,354	2,248
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 3.175% 2038[3,5,10]		4,865	4,634
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 3.119% 2039[3,5,10]		1,000	965
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 3.295% 2039[3,5,10]		6,537	6,102
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 3.369% 2039[3,5,10]		6,500	6,253
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 4.467% 2035[3,5,10]		9,692	9,343
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class AS, 3.683% 2045[3,10]		1,700	1,698
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[5,10]		630	625
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 2046[5,10]		2,000	1,977
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.279% 2048[5,10]		2,500	2,368
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.57% 2048[5,10]		5,640	5,338
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[10]		1,030	1,021
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[10]		655	644
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.588% 2047[5,10]		232	223
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.284% 2050[3,5,10]		1,000	990
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[3,5,10]		4,172	4,074
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[3,5,10]		3,808	3,700
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[3,5,10]		4,872	4,724
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[3,5,10]		10,076	9,749
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 4.095% 2036[3,5,10]		6,500	6,089
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 2032[10]		24,762	22,291
FREMF Mortgage Trust, Series 2017-K67, Class B, 4.08% 2049[3,5,10]		1,000	968
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 3.257% 2036[3,5,10]		3,212	3,042
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 2049[5,10]		116	108
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.867% 2049[5,10]		1,503	1,437
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.555% 2051[5,10]		5,000	4,563
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2053[10]		100	88
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 2038[3,10]		3,000	2,734
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 2038[3,10]		300	281
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 2045[5,10]		1,601	1,593
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[3,10]		3,928	3,624
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[3,10]		4,338	3,984
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[3,5,10]		7,669	6,848
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[3,10]		11,522	10,095
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 2046[10]		2,959	2,882
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[5,10]		10,190	10,090
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[3,5,10]		1,374	1,325
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.724% 2038[3,5,10]		2,666	2,559

14	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295% 2046[5,10]	USD	8,200	$8,164
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class B, 4.921% 2046[5,10]		1,000	984
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2048[10]		6,108	5,949
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.874% 2049[3,5,10]		2,000	1,864
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 5.374% 2050[3,5,10]		1,000	902
OPG Trust, Series 2021-PORT, Class D, (1-month USD-LIBOR + 1.131%) 2.455% 2036[3,5,10]		1,475	1,354
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,10]		21,061	17,922
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 2.25% 2036[3,5,10]		10,450	9,908
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 2.653% 2038[3,5,10]		5,813	5,464
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 3.229% 2039[3,5,10]		8,000	7,506
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.463% 2050[5,10]		4,000	3,647
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 2052[5,10]		365	358
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.706% 2058[5,10]		4,000	3,767
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[5,10]		380	377
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 2057[5,10]		2,000	1,960
			351,440

Collateralized mortgage-backed obligations (privately originated) 2.51%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,6,10]		9,221	8,761
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[3,5,10]		5,097	4,899
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[3,10]		8,591	8,026
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[3,6,10]		28,706	26,093
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 2030[3,5,10]		1,075	1,031
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,5,10]		5,144	5,044
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[3,5,10]		8,100	7,716
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 2068[3,5,10]		3,510	3,423
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 2068[3,5,10]		1,582	1,536
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 2068[3,5,10]		1,582	1,521
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[3,5,10]		692	685
Connecticut Avenue Securities, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 1.776% 2041[3,5,10]		1,152	1,129
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[3,5,10]		1,408	1,382
Connecticut Avenue Securities, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 3.026% 2042[3,5,10]		1,973	1,958
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 3.698% 2042[3,5,10]		1,478	1,475
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 2037[3,10]		1,000	921
Finance of America HECM Buyout, Series 2020-HB2, Class M2, 3.09% 2030[3,5,10]		700	682
Finance of America HECM Buyout, Series 2020-HB2, Class M3, 4.57% 2030[3,5,10]		1,075	1,031
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,10]		4,591	4,944
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[3,10]		1,015	1,030
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[3,10]		909	947
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[5,10]		1,681	1,733
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 7.174% 2028[5,10]		949	993
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 1.726% 2041[3,5,10]		4,035	3,955
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1, (1-month USD-SOFR + 0.85%) 1.776% 2041[3,5,10]		1,130	1,097

American Funds Strategic Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 2.426% 2041[3,5,10]	USD	3,250	$2,974
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 2.226% 2042[3,5,10]		7,445	7,279
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[3,5,10]		16,616	16,365
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[3,5,10]		2,357	2,329
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 3.729% 2042[3,5,10]		2,192	2,196
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 2.926% 2050[3,5,10]		7,101	6,991
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 3.324% 2050[3,5,10]		1,331	1,316
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[3,5,10]		694	688
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 3.726% 2050[3,5,10]		2,217	2,222
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, (1-month USD-LIBOR + 3.75%) 5.374% 2050[3,5,10]		1,519	1,518
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 6.724% 2050[3,5,10]		6,892	7,033
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 7.624% 2050[3,5,10]		11,420	11,919
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 2050[3,5,10]		1,640	1,535
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,5,10]		1,160	1,160
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,5,10]		1,511	1,505
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,5,10]		10,682	10,462
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[3,6,7,10]		3,757	3,625
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,6,10]		2,825	2,645
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.554% 2058[3,5,10]		1,000	899
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 2058[3,5,10]		1,498	1,414
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[3,5,10]		14,260	14,083
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, (1-month USD-LIBOR + 1.05%) 2.674% 2055[3,5,10]		545	535
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[3,5,10]		9,400	8,061
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757% 2038[3,10]		2,300	1,976
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.187% 2054[3,5,10]		3,000	2,982
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.079% 2057[3,5,10]		2,000	1,948
Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.722% 2058[3,5,10]		3,388	2,903
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 2058[3,5,10]		2,350	2,081
Towd Point Mortgage Trust, Series 2015-2, Class 1M1, 3.25% 2060[3,5,10]		510	510
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[3,7,8]		24,714	21,917
VM Fund I, LLC 8.625% 2028[3,7,8]		50,780	50,019
			285,102

Total mortgage-backed obligations			1,296,362

Asset-backed obligations 4.96%
Aesop Funding, LLC, Series 2019-2A, Class D, 3.04% 2025[3,10]		10,000	9,318
Aesop Funding, LLC, Series 2019-3A, Class B, 2.65% 2026[3,10]		425	401
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[3,10]		8,000	7,689
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[3,10]		713	701
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[3,5,10]		17,738	17,672
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 3.118% 2031[3,5,10]		3,500	3,456
American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64% 2028[3,10]		12,764	11,701
American Credit Acceptance Receivables Trust, Series 2022-2, Class C, 4.41% 2028[3,10]		1,500	1,468
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.87% 2028[3,10]		2,750	2,600
American Credit Acceptance Receivables Trust, Series 2022-2, Class E, 6.57% 2028[3,10]		10,000	9,691
American Credit Acceptance Receivables Trust, Series 2022-2, Class F, 7.74% 2029[3,10]		3,111	3,014
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 2026[10]		7,032	6,605
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,10]		637	627

16	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,10]	USD	7,500	$7,211
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[3,10]		7,500	7,202
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[3,10]		4,000	3,614
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,10]		2,691	2,552
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,10]		7,800	6,962
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 2034[3,10]		8,400	7,249
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[3,10]		1,806	1,460
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 2025[3,10]		4,500	4,418
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[3,10]		8,129	7,199
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[3,10]		4,021	3,615
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[3,10]		3,944	3,579
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[3,10]		718	615
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[3,10]		12,915	11,405
CFG Investments, Ltd., Series 2021-1, Class A, 4.70% 2032[3,10]		3,250	3,153
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 2032[3,10]		3,000	2,881
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 2045[3,10]		886	819
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 2045[3,10]		1,619	1,497
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,10]		231	231
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[3,10]		378	378
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 2028[3,10]		2,500	2,453
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 2032[3,10]		2,000	1,995
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 2032[3,10]		3,000	2,993
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[10]		6,743	6,643
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,10]		810	810
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,10]		915	910
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[3,10]		200	200
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[3,10]		3,861	3,433
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,10]		18	18
Exeter Automobile Receivables Trust, Series 2022-2A, Class A2, 2.19% 2025[10]		3,000	2,992
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,10]		5,705	5,629
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,10]		733	733
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[3,10]		520	522
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[10]		5,161	4,911
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 2029[3,10]		23,432	22,507
Exeter Automobile Receivables Trust, Series 2022-3A, Class E, 9.09% 2030[3,10]		15,000	15,237
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,10]		10,474	9,656
FirstKey Homes Trust, Series 2021-SFR2, Class F1, 2.908% 2038[3,10]		1,389	1,197
FirstKey Homes Trust, Series 2022-SFR2, Class S, 5.197% 2039[3,10]		2,251	2,202
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,10]		2,467	2,459
Freedom Financial, Series 2022-1FP, Class B, 1.91% 2029[3,10]		13,538	13,045
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[3,10]		4,625	4,100
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[3,10]		263	231
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 2026[3,10]		2,000	1,833
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 2026[3,10]		6,000	5,429
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,10]		1,910	1,847
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,10]		3,672	3,367
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,10]		1,008	945
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,7,8,10]		19,550	18,973
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,10]		9,753	9,133
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,10]		3,660	3,387
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[3,10]		2,336	2,155
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[3,10]		799	743
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 2026[3,10]		4,017	3,723
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,10]		10,573	9,343
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,10]		3,950	3,495
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,10]		2,477	2,172
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[3,10]		1,466	1,327
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[3,10]		6,942	6,155
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 3.839% 2031[3,5,10]		12,200	12,200
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[3,10]		4,890	4,721
Mission Lane Credit Card Master Trust, Series 2021-A, Class C, 4.75% 2026[3,10]		5,000	4,826
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[3,10]		6,588	5,880
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[3,10]		4,487	3,533
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,10]		91	84
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,10]		187	173

American Funds Strategic Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[3,10]	USD	5,313	$4,438
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[3,10]		11,333	9,621
Neuberger Berman CLO, Ltd., Series 2014-18A, Class A2R2, (3-month USD-LIBOR + 1.70%) 2.798% 2030[3,5,10]		1,000	964
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,10]		42,939	37,532
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[3,10]		3,712	3,383
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[3,10]		4,316	3,859
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 2027[3,10]		1,350	1,206
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 2027[3,10]		1,350	1,209
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[3,10]		3,866	3,588
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 2031[3,10]		6,202	5,701
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 2031[3,10]		3,500	3,386
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 2.874% 2051[3,5,10]		1,822	1,791
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 2.863% 2031[3,5,10]		1,265	1,220
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,10]		4,460	4,424
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[3,10]		8,130	8,086
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[10]		15,000	14,462
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 2.621% 2031[3,5,10]		2,000	1,932
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 2054[3,10]		5,209	4,957
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[3,10]		7,149	6,523
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,10]		3,165	2,869
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[3,10]		14,147	12,629
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 2041[3,10]		19,886	17,580
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,10]		1,015	948
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[3,10]		9,108	8,350
Stratus CLO, Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 3.551% 2030[3,5,10]		21,360	21,360
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,10]		4,148	3,863
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,10]		2,980	2,743
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[3,10]		3,527	3,388
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[3,10]		1,175	1,047
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[3,10]		4,226	3,818
Voya CLO, Ltd., Series 2016-3A, Class A3R, 2.794% 2031[3,5,10]		1,750	1,691
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 2027[3,10]		3,125	3,120
			562,991

Bonds & notes of governments & government agencies outside the U.S. 4.71%
Angola (Republic of) 9.50% 2025		5,570	5,127
Angola (Republic of) 8.00% 2029		6,000	4,767
Argentine Republic 1.00% 2029		161	37
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[6]		16,951	3,672
Belarus (Republic of) 5.875% 2026		4,700	775
Brazil (Federative Republic of) 6.00% 2050[1]	BRL	4,047	760
Brazil (Federative Republic of) 6.00% 2055[1]		8,863	1,664
Chile (Republic of) 4.34% 2042	USD	3,565	3,180
Chile (Republic of) 3.10% 2061		21,959	14,901
Colombia (Republic of) 3.00% 2030		5,422	4,136
Colombia (Republic of) 3.125% 2031		3,297	2,437
Colombia (Republic of) 5.625% 2044		200	144
Colombia (Republic of) 5.00% 2045		7,341	4,934
Colombia (Republic of) 5.20% 2049		1,279	871
Dominican Republic 5.95% 2027		5,000	4,786
Dominican Republic 4.50% 2030[3]		1,467	1,182
Dominican Republic 6.00% 2033[3]		3,705	3,096
Dominican Republic 5.30% 2041[3]		2,088	1,454
Dominican Republic 5.875% 2060[3]		465	319
European Investment Bank 0.625% 2027		15,310	13,442
Gabonese Republic 7.00% 2031[3]		10,000	7,324
Ghana (Republic of) 18.85% 2023	GHS	70,000	7,927
Ghana (Republic of) 20.75% 2023		40,000	4,866
Ghana (Republic of) 0% 2025	USD	10,000	5,697
Ghana (Republic of) 19.00% 2026	GHS	100,000	9,136
Ghana (Republic of) 6.375% 2027[3]	USD	1,610	928

18	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Greece (Hellenic Republic of) 3.45% 2024	EUR	1,220	$1,317
Greece (Hellenic Republic of) 3.375% 2025		1,480	1,590
India (Republic of) 7.61% 2030	INR	367,000	4,709
India (Republic of) 7.88% 2030		333,000	4,346
Inter-American Development Bank 0.625% 2025	USD	13,000	12,043
Italy (Republic of) 0.10% 2023[1]	EUR	28,229	30,781
Japan, Series 20, 0.10% 2025[1]	JPY	518,000	3,951
Japan Bank for International Cooperation 1.25% 2031	USD	11,352	9,574
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[6]		30,000	21,828
OMERS Finance Trust 3.50% 2032[3]		20,000	19,539
OMERS Finance Trust 4.00% 2052[3]		20,000	18,752
Panama (Republic of) 3.298% 2033		7,940	6,803
Panama (Republic of) 4.50% 2056		1,475	1,174
Panama (Republic of) 4.50% 2063		5,850	4,516
Peru (Republic of) 2.392% 2026		1,365	1,270
Peru (Republic of) 2.783% 2031		11,165	9,520
Peru (Republic of) 6.15% 2032	PEN	254,420	58,814
Peru (Republic of) 3.00% 2034	USD	7,055	5,805
Peru (Republic of) 2.78% 2060		17,695	10,997
Philippines (Republic of) 1.648% 2031		13,830	11,132
Philippines (Republic of) 2.65% 2045		7,941	5,541
Romania 3.50% 2034	EUR	995	763
Saskatchewan (Province of) 3.25% 2027	USD	8,047	8,000
South Africa (Republic of) 5.875% 2032		15,000	12,842
Spain (Kingdom of) 1.25% 2030	EUR	12,245	11,920
Sri Lanka (Democratic Socialist Republic of) 6.35% 2024[9]	USD	4,530	1,472
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[9]		220	72
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[9]		4,450	1,436
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029		6,460	2,121
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		25,790	8,352
Tunisia (Republic of) 6.75% 2023	EUR	30,000	21,913
Turkey (Republic of) 5.875% 2031	USD	5,900	4,247
Ukraine 7.375% 2032		5,370	1,345
United Kingdom 0.125% 2041[1]	GBP	2,834	4,217
United Mexican States 2.659% 2031	USD	5,405	4,462
United Mexican States 3.50% 2034		15,000	12,427
United Mexican States 5.00% 2051		3,290	2,743
United Mexican States 3.75% 2071		8,790	5,614
United Mexican States, Series M20, 10.00% 2024	MXN	1,060,000	53,422
United Mexican States, Series M, 7.50% 2027		60,000	2,791
United Mexican States, Series M, 8.00% 2047		496,456	22,035
			533,758

Municipals 1.94%
California 0.23%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031	USD	1,745	1,708
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036		4,470	3,765
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041		6,710	5,467
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025		5,000	4,658
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027		5,400	4,847
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030		6,450	5,420
			25,865

Florida 0.24%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025		15,075	14,113
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		14,910	12,971
			27,084

American Funds Strategic Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Illinois 0.29%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	USD	555	$582
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039		2,645	2,687
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040		960	1,004
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]		1,780	1,981
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025		19,120	17,081
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044		100	108
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		365	368
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026		6,385	6,172
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056		13,690	2,541
			32,524

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029		987	1,110

Ohio 0.40%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		48,965	45,911

Puerto Rico 0.26%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 2023		1,279	1,302
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 2025		1,275	1,325
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2027		1,264	1,346
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2029		1,243	1,337
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 2031		1,207	1,321
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2033		1,145	1,052
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2035		1,029	924
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2037		883	784
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2041		1,201	1,043
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2046		1,249	1,053
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2024		589	539
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2033		1,473	830
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2043		5,702	2,844
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046		35,113	9,487
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051		21,248	4,252
			29,439

Washington 0.23%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[3]		26,000	25,908

Wisconsin 0.28%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 2061		11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034		22,070	20,914
			32,289

Total municipals			220,130

20	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes 0.17%
Fannie Mae 0.875% 2030	USD	19,166	$15,875
Federal Farm Credit Banks 1.75% 2025		3,107	3,004
			18,879

Total bonds, notes & other debt instruments (cost: $12,307,753,000)			10,840,027

Common stocks 0.01%		Shares
Consumer discretionary 0.01%
MYT Holding Co., Class B7,8,12		130,350	228
NMG Parent, LLC[12]		1,149	207
Total common stocks (cost: $1,013,000)			435

Preferred securities 0.00%
Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[12]		224,416	246
Total preferred securities (cost: $201,000)			246

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 2027[7,12]		4,602	219
Total rights & warrants (cost: $28,000)			219

Short-term securities 9.70%
Money market investments 9.70%
Capital Group Central Cash Fund 1.38%[13,14]		10,998,042	1,099,584

Total short-term securities (cost: $1,099,628,000)			1,099,584
Total investment securities 105.31% (cost: $13,408,623,000)			11,940,511
Other assets less liabilities (5.31)%			(602,266)

Net assets 100.00%			$11,338,245

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Short	2,113	August 2022	USD(865,761)	$459
30 Day Federal Funds Futures	Long	23,417	September 2022	9,536,848	(15,334)
30 Day Federal Funds Futures	Short	5,385	February 2023	(2,168,758)	11,990
3 Month SOFR Futures	Short	6,541	June 2023	(1,580,142)	10,442
90 Day Eurodollar Futures	Short	8,366	December 2023	(2,026,768)	44,544
90 Day Eurodollar Futures	Short	6,808	December 2024	(1,653,748)	20,495
2 Year U.S. Treasury Note Futures	Short	4,771	September 2022	(1,001,984)	1,791
5 Year U.S. Treasury Note Futures	Long	4,208	September 2022	472,348	380
10 Year Euro-Bund Futures	Long	4,090	September 2022	637,688	24,538
10 Year Italy Government Bond Futures	Short	5,865	September 2022	(756,723)	(26,321)
10 Year Japanese Government Bond Futures	Short	677	September 2022	(741,517)	3,564
10 Year U.S. Treasury Note Futures	Short	3,548	September 2022	(420,549)	5,657
10 Year Ultra U.S. Treasury Note Futures	Short	3,384	September 2022	(431,037)	(4,990)
10 Year UK Gilt Futures	Short	991	September 2022	(137,499)	5,270
20 Year U.S. Treasury Bond Futures	Short	1,532	September 2022	(212,373)	3,520

American Funds Strategic Bond Fund	21

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Year Euro-Buxl Futures	Long	197	September 2022	USD33,766	$(2,433)
30 Year Ultra U.S. Treasury Bond Futures	Short	4,325	September 2022	(667,537)	(12,273)
					$71,299

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	3,302	SEK	32,500	JPMorgan Chase	7/7/2022	$ 125
USD	200,971	AUD	279,200	JPMorgan Chase	7/11/2022	8,243
USD	58,568	NOK	557,925	UBS AG	7/11/2022	1,915
NOK	1,650,700	USD	166,137	Goldman Sachs	7/11/2022	1,480
JPY	1,831,000	EUR	12,704	JPMorgan Chase	7/11/2022	181
JPY	11,200,000	USD	86,713	BNP Paribas	7/11/2022	(4,113)
USD	24,403	BRL	117,230	Citibank	7/12/2022	2,086
CLP	74,789,700	USD	90,130	Citibank	7/12/2022	(8,837)
USD	58,727	ZAR	906,875	Goldman Sachs	7/13/2022	3,058
EUR	5,226	MXN	110,000	JPMorgan Chase	7/13/2022	25
USD	31	GBP	25	Morgan Stanley	7/13/2022	1
USD	168,581	JPY	22,885,600	Morgan Stanley	7/13/2022	(221)
JPY	74,142,924	USD	553,661	Bank of America	7/13/2022	(6,790)
USD	9,234	INR	720,000	Bank of America	7/14/2022	129
CAD	109,175	USD	84,406	UBS AG	7/15/2022	410
USD	148,140	NZD	238,000	Citibank	7/18/2022	(485)
USD	7,172	KRW	9,269,600	Citibank	7/21/2022	(22)
USD	87,938	MXN	1,771,466	Citibank	7/27/2022	291
USD	4,278	SGD	5,945	JPMorgan Chase	7/27/2022	(1)
EUR	257,443	USD	271,427	UBS AG	7/27/2022	(1,146)
COP	816,915,000	USD	200,889	Morgan Stanley	7/28/2022	(5,162)
USD	157,374	IDR	2,340,400,000	Citibank	8/4/2022	990
USD	139,935	PHP	7,704,144	Citibank	8/5/2022	196
USD	82,214	PHP	4,524,656	Morgan Stanley	8/5/2022	145
						$(7,502)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	(received) (000)	at 6/30/2022 (000)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	USD228,977	$102	$—	$102
U.S. EFFR	Annual	1.395%	Annual	7/27/2022	21,376,600	3,667	—	3,667
1.955%	Annual	U.S. EFFR	Annual	9/21/2022	17,013,900	(8,412)	—	(8,412)
2.10125%	Annual	U.S. EFFR	Annual	1/12/2023	36,000	(110)	—	(110)
2.045%	Semi-annual	3-month USD-LIBOR	Quarterly	3/24/2023	53,800	(410)	—	(410)
2.55%	Annual	U.S. EFFR	Annual	4/26/2023	50,000	(161)	—	(161)
2.5815%	Annual	U.S. EFFR	Annual	5/25/2023	96,000	(348)	—	(348)
1.8875%	Semi-annual	3-month USD-LIBOR	Quarterly	6/7/2023	33,600	(382)	—	(382)
1.56%	Semi-annual	3-month USD-LIBOR	Quarterly	7/6/2023	40,500	(686)	—	(686)
1.615%	Semi-annual	3-month USD-LIBOR	Quarterly	8/18/2023	73,000	(1,287)	—	(1,287)

22	American Funds Strategic Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	(received) (000)	at 6/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD129,461	$(2,331)	$—	$(2,331)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	1,103,232	(19,956)	—	(19,956)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	406,601	(7,532)	—	(7,532)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	1,016,363	(18,642)	—	(18,642)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	167,647	(3,098)	—	(3,098)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	167,647	(3,085)	—	(3,085)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	184,049	(3,397)	—	(3,397)
3-month USD-LIBOR	Quarterly	3.09009%	Semi-annual	10/31/2023	USD58,020	123	—	123
2.42%	Semi-annual	3-month USD-LIBOR	Quarterly	11/18/2023	50,000	(554)	—	(554)
0.204%	Annual	U.S. EFFR	Annual	2/26/2024	988,000	(45,354)	—	(45,354)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	466,800	(21,277)	—	(21,277)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	587,300	16,630	—	16,630
6.23%	28-day	28-day MXN-TIIE	28-day	3/28/2025	MXN1,051,500	(3,928)	—	(3,928)
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	USD84,400	3,013	—	3,013
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(31,969)	—	(31,969)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(32,078)	—	(32,078)
5.39%	28-day	28-day MXN-TIIE	28-day	3/6/2026	MXN390,000	(2,281)	—	(2,281)
5.395%	28-day	28-day MXN-TIIE	28-day	3/6/2026	1,310,000	(7,653)	—	(7,653)
5.43%	28-day	28-day MXN-TIIE	28-day	3/10/2026	660,000	(3,824)	—	(3,824)
5.455%	28-day	28-day MXN-TIIE	28-day	3/11/2026	255,000	(1,468)	—	(1,468)
5.4167%	28-day	28-day MXN-TIIE	28-day	3/11/2026	780,000	(4,537)	—	(4,537)
5.55%	28-day	28-day MXN-TIIE	28-day	3/12/2026	250,000	(1,403)	—	(1,403)
5.50%	28-day	28-day MXN-TIIE	28-day	3/12/2026	330,000	(1,877)	—	(1,877)
5.6275%	28-day	28-day MXN-TIIE	28-day	3/12/2026	505,000	(2,772)	—	(2,772)
5.63%	28-day	28-day MXN-TIIE	28-day	3/13/2026	256,000	(1,405)	—	(1,405)
5.62%	28-day	28-day MXN-TIIE	28-day	3/13/2026	385,000	(2,119)	—	(2,119)
5.6412%	28-day	28-day MXN-TIIE	28-day	3/13/2026	579,000	(3,167)	—	(3,167)
6.105%	28-day	28-day MXN-TIIE	28-day	3/19/2026	274,000	(1,302)	—	(1,302)
6.20%	28-day	28-day MXN-TIIE	28-day	3/19/2026	283,000	(1,303)	—	(1,303)
6.17%	28-day	28-day MXN-TIIE	28-day	3/19/2026	286,000	(1,330)	—	(1,330)
6.05%	28-day	28-day MXN-TIIE	28-day	3/19/2026	286,500	(1,386)	—	(1,386)
6.08%	28-day	28-day MXN-TIIE	28-day	3/19/2026	292,000	(1,399)	—	(1,399)
6.03%	28-day	28-day MXN-TIIE	28-day	3/19/2026	1,305,000	(6,355)	—	(6,355)
6.08%	28-day	28-day MXN-TIIE	28-day	3/20/2026	282,500	(1,354)	—	(1,354)
6.35%	28-day	28-day MXN-TIIE	28-day	6/12/2026	431,000	(1,954)	—	(1,954)
6.3967%	28-day	28-day MXN-TIIE	28-day	6/15/2026	438,000	(1,953)	—	(1,953)
6.435%	28-day	28-day MXN-TIIE	28-day	6/15/2026	585,000	(2,572)	—	(2,572)
6.42%	28-day	28-day MXN-TIIE	28-day	6/15/2026	868,000	(3,838)	—	(3,838)
6.49%	28-day	28-day MXN-TIIE	28-day	6/16/2026	289,000	(1,245)	—	(1,245)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	210,300	(902)	—	(902)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	217,000	(918)	—	(918)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	214,800	(932)	—	(932)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	657,000	(2,765)	—	(2,765)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	212,600	(895)	—	(895)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	420,500	(1,805)	—	(1,805)
6.71%	28-day	28-day MXN-TIIE	28-day	6/19/2026	286,200	(1,129)	—	(1,129)
6.65%	28-day	28-day MXN-TIIE	28-day	6/19/2026	286,200	(1,158)	—	(1,158)
6.715%	28-day	28-day MXN-TIIE	28-day	6/19/2026	427,800	(1,685)	—	(1,685)
6.69%	28-day	28-day MXN-TIIE	28-day	6/19/2026	572,500	(2,278)	—	(2,278)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	139,200	(581)	—	(581)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	149,500	(626)	—	(626)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	182,900	(765)	—	(765)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	224,900	(920)	—	(920)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	596,500	(2,462)	—	(2,462)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	620,300	(2,544)	—	(2,544)
6.63%	28-day	28-day MXN-TIIE	28-day	6/26/2026	635,800	(2,612)	—	(2,612)
7.135%	28-day	28-day MXN-TIIE	28-day	9/25/2026	736,700	(2,483)	—	(2,483)
7.10%	28-day	28-day MXN-TIIE	28-day	9/25/2026	1,031,300	(3,539)	—	(3,539)
7.065%	28-day	28-day MXN-TIIE	28-day	9/28/2026	589,382	(2,059)	—	(2,059)

American Funds Strategic Bond Fund	23

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	(received) (000)	at 6/30/2022 (000)
7.19%	28-day	28-day MXN-TIIE	28-day	9/29/2026	MXN294,600	$(965)	$—	$(965)
7.3023%	28-day	28-day MXN-TIIE	28-day	9/30/2026	383,700	(1,181)	—	(1,181)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	589,400	(1,837)	—	(1,837)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	90	(3)	93
7.30%	28-day	28-day MXN-TIIE	28-day	10/1/2026	MXN147,348	(454)	—	(454)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	123,770	(395)	—	(395)
7.52%	28-day	28-day MXN-TIIE	28-day	10/19/2026	147,300	(401)	—	(401)
7.55%	28-day	28-day MXN-TIIE	28-day	10/23/2026	439,000	(1,171)	—	(1,171)
7.64%	28-day	28-day MXN-TIIE	28-day	10/28/2026	303,900	(762)	—	(762)
7.39%	28-day	28-day MXN-TIIE	28-day	10/30/2026	297,800	(879)	—	(879)
7.335%	28-day	28-day MXN-TIIE	28-day	11/6/2026	442,100	(1,350)	—	(1,350)
7.20%	28-day	28-day MXN-TIIE	28-day	11/6/2026	595,500	(1,963)	—	(1,963)
7.335%	28-day	28-day MXN-TIIE	28-day	11/26/2026	194,771	(600)	—	(600)
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	USD15,300	(81)	—	(81)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	19,100	(114)	—	(114)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	19,100	(116)	—	(116)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	14,500	(80)	—	(80)
3-month USD-LIBOR	Quarterly	1.1655%	Semi-annual	3/4/2028	199,000	19,165	—	19,165
3.16%	Annual	SOFR	Annual	6/20/2028	168,000	3,515	—	3,515
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	44,000	835	—	835
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN636,500	3,478	—	3,478
3-month USD-LIBOR	Quarterly	2.679%	Semi-annual	4/14/2030	USD4,800	113	—	113
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	23,984	—	23,984
3-month USD-LIBOR	Quarterly	2.35%	Semi-annual	3/24/2031	11,700	610	—	610
3-month USD-LIBOR	Quarterly	2.22%	Semi-annual	6/7/2031	7,300	458	—	458
3-month USD-LIBOR	Quarterly	1.89%	Semi-annual	7/6/2031	8,700	785	—	785
3-month USD-LIBOR	Quarterly	1.87%	Semi-annual	8/18/2031	15,500	1,430	—	1,430
3-month USD-LIBOR	Quarterly	2.57%	Semi-annual	11/18/2031	11,000	411	—	411
SOFR	Annual	3.10%	Annual	6/20/2033	90,300	(2,596)	—	(2,596)
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	11,500	193	—	193
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	11,400	192	—	192
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	9,200	139	—	139
3-month USD-LIBOR	Quarterly	2.967%	Semi-annual	2/2/2038	8,900	147	—	147
3.1675%	Semi-annual	3-month USD-LIBOR	Quarterly	9/27/2048	29,000	1,087	—	1,087
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	4,952	—	4,952
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	2,294	—	2,294
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,046	—	2,046
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	6,994	—	6,994
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	74,200	33,838	—	33,838
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	33,647	—	33,647
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	17,745	—	17,745
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(11,842)	—	(11,842)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(12,115)	—	(12,115)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(14,542)	—	(14,542)
						$(168,313)	$(3)	$(168,310)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD1,605,280	$48,348	$(48,032)	$96,380
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	2,309,415	1,067	(31,810)	32,877
					$49,415	$(79,842)	$129,257

24	American Funds Strategic Bond Fund

Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.70%
Money market investments 9.70%
Capital Group Central Cash Fund 1.38%[13]	$397,473	$5,090,137	$4,387,837	$(104)	$(85)	$1,099,584	$1,675

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $324,891,000, which represented 2.87% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,519,484,000, which represented 22.22% of the net assets of the fund.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $41,249,000, which represented .36% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $99,520,000, which represented .88% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

AUD = Australian dollars

Auth. = Authority

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

Certs. = Certificates

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CME = CME Group

COP = Colombian pesos

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

FRA = Forward Rate Agreement

G.O. = General Obligation

GBP = British pounds

GHS = Ghanaian credi

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

NZD = New Zealand dollars

Part. = Participation

PEN = Peruvian nuevos soles

PHP = Philippine pesos

Ref. = Refunding

Rev. = Revenue

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

TONAR = Tokyo Overnight Average Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Strategic Bond Fund	25

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $12,308,995)	$10,840,927
Affiliated issuers (cost: $1,099,628)	1,099,584	$11,940,511
Cash		2,123
Unrealized appreciation on open forward currency contracts		19,275
Receivables for:
Sales of investments	512,738
Sales of fund’s shares	50,661
Dividends and interest	74,129
Closed forward currency contracts	10,671
Variation margin on futures contracts	18,415
Variation margin on centrally cleared swap contracts	30,045	696,659
		12,658,568
Liabilities:
Unrealized depreciation on open forward currency contracts		26,777
Payables for:
Purchases of investments	1,204,788
Repurchases of fund’s shares	10,769
Investment advisory services	2,607
Services provided by related parties	1,048
Trustees’ deferred compensation	23
Closed forward currency contracts	467
Variation margin on futures contracts	57,795
Variation margin on centrally cleared swap contracts	15,498
Bank overdraft denominated in currencies other than U.S. dollars	166
Other	385	1,293,546
Net assets at June 30, 2022		$11,338,245

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,541,418
Total accumulated loss		(1,203,173)
Net assets at June 30, 2022		$11,338,245

Refer to the notes to financial statements.

26	American Funds Strategic Bond Fund

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,111,172 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,309,800	226,472	$10.20
Class C	91,961	9,065	10.14
Class T	10	1	10.21
Class F-1	289,267	28,393	10.19
Class F-2	3,715,847	364,134	10.20
Class F-3	1,734,665	170,060	10.20
Class 529-A	79,045	7,757	10.19
Class 529-C	7,771	766	10.15
Class 529-E	3,467	340	10.20
Class 529-T	12	1	10.21
Class 529-F-1	9	1	10.20
Class 529-F-2	26,000	2,549	10.20
Class 529-F-3	9	1	10.20
Class R-1	2,382	234	10.18
Class R-2	5,790	570	10.17
Class R-2E	1,728	170	10.19
Class R-3	11,990	1,178	10.18
Class R-4	14,570	1,430	10.19
Class R-5E	2,526	247	10.21
Class R-5	3,124	306	10.21
Class R-6	3,038,272	297,497	10.21

Refer to the notes to financial statements.

American Funds Strategic Bond Fund	27

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $25)	$230,181
Dividends from affiliated issuers	1,675	$231,856
Fees and expenses*:
Investment advisory services	15,476
Distribution services	4,523
Transfer agent services	3,044
Administrative services	1,601
529 plan services	33
Reports to shareholders	179
Registration statement and prospectus	1,176
Trustees’ compensation	15
Auditing and legal	13
Custodian	143
Other	29
Total fees and expenses before waiver/reimbursement	26,232
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	5
Miscellaneous fee reimbursement	5
Total fees and expenses after waiver/reimbursement		26,222
Net investment income		205,634

Net realized gain and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $1,221):
Unaffiliated issuers	(153,567)
Affiliated issuers	(104)
Futures contracts	397,142
Forward currency contracts	(97,468)
Swap contracts	99,124
Currency transactions	(1,204)	243,923
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $73):
Unaffiliated issuers	(1,605,281)
Affiliated issuers	(85)
Futures contracts	143,934
Forward currency contracts	16,369
Swap contracts	(18,329)
Currency translations	(255)	(1,463,647)
Net realized gain and unrealized depreciation		(1,219,724)
Net decrease in net assets resulting from operations		$(1,014,090)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

28	American Funds Strategic Bond Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2022*	Year ended December 31, 2021
Operations:
Net investment income	$205,634	$227,930
Net realized gain (loss)	243,923	(64,639)
Net unrealized depreciation	(1,463,647)	(152,169)
Net (decrease) increase in net assets resulting from operations	(1,014,090)	11,122

Distributions paid to shareholders	(147,743)	(174,476)

Net capital share transactions	2,298,346	4,666,363

Total increase in net assets	1,136,513	4,503,009

Net assets:
Beginning of period	10,201,732	5,698,723
End of period	$11,338,245	$10,201,732

*	Unaudited.

Refer to the notes to financial statements.

American Funds Strategic Bond Fund	29

Notes to financial statements	unaudited

1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on the ex-dividend date.

30	American Funds Strategic Bond Fund

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Total return swaps are generally valued by pricing vendors which consider dealer quotes of the underlying asset along with other standard market and reference data inputs.

American Funds Strategic Bond Fund	31

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,790,283	$—	$4,790,283
Corporate bonds, notes & loans	—	3,413,085	4,539	3,417,624
Mortgage-backed obligations	—	1,224,426	71,936	1,296,362
Asset-backed obligations	—	544,018	18,973	562,991
Bonds & notes of governments & government agencies outside the U.S.	—	533,758	—	533,758
Municipals	—	220,130	—	220,130
Federal agency bonds & notes	—	18,879	—	18,879
Common stocks	—	207	228	435
Preferred securities	—	246	—	246
Rights & warrants	—	219	—	219
Short-term securities	1,099,584	—	—	1,099,584
Total	$1,099,584	$10,745,251	$95,676	$11,940,511

32	American Funds Strategic Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$132,650	$—	$—	$132,650
Unrealized appreciation on open forward currency contracts	—	19,275	—	19,275
Unrealized appreciation on centrally cleared interest rate swaps	—	181,686	—	181,686
Unrealized appreciation on centrally cleared credit default swaps	—	129,257	—	129,257
Liabilities:
Unrealized depreciation on futures contracts	(61,351)	—	—	(61,351)
Unrealized depreciation on open forward currency contracts	—	(26,777)	—	(26,777)
Unrealized depreciation on centrally cleared interest rate swaps	—	(349,996)	—	(349,996)
Total	$71,299	$(46,555)	$—	$24,744

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

American Funds Strategic Bond Fund	33

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in future delivery contracts – The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

34	American Funds Strategic Bond Fund

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency – The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Portfolio turnover – The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Strategic Bond Fund	35

5. Certain investment techniques

Index-linked bonds – The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions – The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts – The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $33,323,545,000.

Forward currency contracts – The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,903,007,000.

36	American Funds Strategic Bond Fund

Swap contracts – The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps – The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $32,886,643,000.

Credit default swap indices – The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $3,481,396,000.

American Funds Strategic Bond Fund	37

Total return swaps – The fund has entered into bilateral total return swaps in order to gain exposure to a market without investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. As of June 30, 2022, the fund did not have any total return swaps. The average month-end notional amount of total return swaps while held was $1,000,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and total return swaps as of, or for the six months ended, June 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$132,650	Unrealized depreciation*	$61,351
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	19,275	Unrealized depreciation on open forward currency contracts	26,777
Forward currency	Currency	Receivables for closed forward currency contracts	10,671	Payables for closed forward currency contracts	467
Swap (centrally cleared)	Interest	Unrealized appreciation*	181,686	Unrealized depreciation*	349,996
Swap (centrally cleared)	Credit	Unrealized appreciation*	129,257	Unrealized depreciation*	–
			$473,539		$438,591

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$397,142	Net unrealized appreciation on futures contracts	$143,934
Forward currency	Currency	Net realized loss on forward currency contracts	(97,468)	Net unrealized appreciation on forward currency contracts	16,369
Swap	Interest	Net realized gain on swap contracts	24,822	Net unrealized depreciation on swap contracts	(146,232)
Swap	Credit	Net realized gain on swap contracts	74,302	Net unrealized appreciation on swap contracts	127,903
			$398,798		$141,974

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral – The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps, total return swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral total return swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset – The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

38	American Funds Strategic Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral *	Cash collateral *	Net amount
Assets:
Bank of America	$129	$(129)	$—	$—	$—
Citibank	14,234	(9,619)	—	(4,307)	308
Goldman Sachs	4,538	—	—	(4,170)	368
JPMorgan Chase	8,574	(1)	(4,879)	(1,340)	2,354
Morgan Stanley	146	(146)	—	—	—
UBS AG	2,325	(1,146)	—	(1,167)	12
Total	$29,946	$(11,041)	$(4,879)	$(10,984)	$3,042
Liabilities:
Bank of America	$6,790	$(129)	$(6,661)	$—	$—
BNP Paribas	4,113	—	(4,113)	—	—
Citibank	9,619	(9,619)	—	—	—
JPMorgan Chase	1	(1)	—	—	—
Morgan Stanley	5,575	(146)	(2,647)	—	2,782
UBS AG	1,146	(1,146)	—	—	—
Total	$27,244	$(11,041)	$(13,421)	$—	$2,782

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Strategic Bond Fund	39

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$24,243
Capital loss carryforward[1]	(146,406)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$474,769
Gross unrealized depreciation on investments	(1,936,802)
Net unrealized depreciation on investments	(1,462,033)
Cost of investments	13,507,133

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2022[2]		Year ended December 31, 2021
Class A	$28,166		$34,669
Class C	855		1,105
Class T	—	[3]	—	[3]
Class F-1	3,724		5,320
Class F-2	48,059		53,132
Class F-3	21,535		21,226
Class 529-A	995		1,343
Class 529-C	68		85
Class 529-E	41		63
Class 529-T	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]
Class 529-F-2	355		470
Class 529-F-3	—	[3]	—	[3]
Class R-1	21		15
Class R-2	53		73
Class R-2E	17		16
Class R-3	128		134
Class R-4	194		213
Class R-5E	34		40
Class R-5	46		76
Class R-6	43,452		56,496
Total	$147,743		$174,476

[2]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2022.
[3]	Amount less than one thousand.

40	American Funds Strategic Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.447% on the first $1.5 billion of daily net assets and decreasing to 0.255% on such assets in excess of $6.5 billion. On March 9, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.280% on the first $15.0 billion of daily net assets and decreasing to 0.245% on such assets in excess of $15.0 billion. CRMC waived investment advisory services fees of $5,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $15,476,000 were reduced to $15,471,000, both of which were equivalent to an annualized rate of 0.290% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2022, unreimbursed expenses subject to reimbursement totaled $1,566,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

American Funds Strategic Bond Fund	41

529 plan services – Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2022, the 529 plan services fees were $33,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

For the six months ended June 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,406	$1,036		$341		Not applicable
Class C	501	48		15		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	388	192		47		Not applicable
Class F-2	Not applicable	1,681		500		Not applicable
Class F-3	Not applicable	5		211		Not applicable
Class 529-A	92	35		12		$23
Class 529-C	40	3		1		2
Class 529-E	9	—	*	1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	5		4		7
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	11	—	*	—	*	Not applicable
Class R-2	23	9		1		Not applicable
Class R-2E	5	1		—	*	Not applicable
Class R-3	28	8		2		Not applicable
Class R-4	20	6		2		Not applicable
Class R-5E	Not applicable	2		—	*	Not applicable
Class R-5	Not applicable	1		—	*	Not applicable
Class R-6	Not applicable	12		464		Not applicable
Total class-specific expenses	$4,523	$3,044		$1,601		$33

*	Amount less than one thousand.

Miscellaneous fee reimbursement – CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the six months ended June 30, 2022, total fees and expenses reimbursed by CRMC were $5,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $15,000 in the fund’s statement of operations reflects $17,000 in current fees (either paid in cash or deferred) and a net decrease of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF – The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

42	American Funds Strategic Bond Fund

Security transactions with related funds – The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $9,639,000 and $11,486,000, respectively, which generated $173,000 of net realized losses from such sales.

Interfund lending – Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class A	$556,292	51,485	$28,010		2,647		$(252,480)	(23,522)	$331,822	30,610
Class C	21,476	1,982	853		81		(27,090)	(2,521)	(4,761)	(458)
Class T	—	—	—		—		—	—	—	—
Class F-1	102,515	9,499	3,714		350		(106,424)	(9,939)	(195)	(90)
Class F-2	1,801,012	167,697	47,888		4,529		(823,940)	(77,070)	1,024,960	95,156
Class F-3	917,788	85,783	21,436		2,034		(230,099)	(21,513)	709,125	66,304
Class 529-A	13,236	1,221	995		94		(9,210)	(854)	5,021	461
Class 529-C	1,471	137	68		7		(1,614)	(150)	(75)	(6)
Class 529-E	220	20	40		4		(312)	(29)	(52)	(5)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	6,359	583	355		34		(2,815)	(258)	3,899	359
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,399	127	21		2		(162)	(14)	1,258	115
Class R-2	1,100	102	53		5		(1,885)	(173)	(732)	(66)
Class R-2E	832	76	17		2		(276)	(25)	573	53
Class R-3	4,612	429	127		13		(2,780)	(256)	1,959	186
Class R-4	2,413	223	194		18		(2,409)	(228)	198	13
Class R-5E	783	72	34		3		(335)	(31)	482	44
Class R-5	2,291	210	37		3		(1,806)	(168)	522	45
Class R-6	243,485	22,263	43,129		4,071		(62,272)	(5,782)	224,342	20,552
Total net increase (decrease)	$3,677,284	341,909	$146,971		13,897		$(1,525,909)	(142,533)	$2,298,346	213,273

Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	43

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class A	$1,034,841	90,546	$34,480		3,031		$(474,417)	(41,622)	$594,904	51,955
Class C	41,025	3,607	1,103		98		(55,871)	(4,936)	(13,743)	(1,231)
Class T	—	—	—		—		—	—	—	—
Class F-1	249,859	21,896	5,307		467		(212,336)	(18,635)	42,830	3,728
Class F-2	2,391,902	209,695	52,931		4,647		(1,016,625)	(89,143)	1,428,208	125,199
Class F-3	921,218	80,698	21,096		1,854		(294,459)	(25,797)	647,855	56,755
Class 529-A	34,119	2,987	1,342		118		(20,074)	(1,758)	15,387	1,347
Class 529-C	3,333	293	84		7		(3,539)	(311)	(122)	(11)
Class 529-E	1,529	133	63		6		(2,077)	(183)	(485)	(44)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	10,612	928	470		41		(6,573)	(573)	4,509	396
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	385	34	15		1		(430)	(38)	(30)	(3)
Class R-2	3,661	322	73		6		(3,293)	(289)	441	39
Class R-2E	553	49	16		1		(315)	(27)	254	23
Class R-3	7,086	621	134		12		(3,547)	(312)	3,673	321
Class R-4	12,737	1,114	212		19		(3,331)	(293)	9,618	840
Class R-5E	4,322	377	40		4		(3,641)	(317)	721	64
Class R-5	1,353	120	42		3		(1,473)	(129)	(78)	(6)
Class R-6	1,953,055	172,413	56,133		4,919		(76,767)	(6,683)	1,932,421	170,649
Total net increase (decrease)	$6,671,590	585,833	$173,541		15,234		$(2,178,768)	(191,046)	$4,666,363	410,021

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,352,815,000 and $2,069,475,000, respectively, during the six months ended June 30, 2022.

44	American Funds Strategic Bond Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2022[5,6]	$11.36	$.19	$(1.22)	$(1.03)	$(.13)	$—	$—	$(.13)	$10.20	(9.03)%[7]	$2,310		.74%[8]		.74%[8]		3.59%[8]
12/31/2021	11.68	.28	(.40)	(.12)	(.20)	—	—	(.20)	11.36	(1.13)	2,224		.75		.75		2.45
12/31/2020	10.28	.15	1.70	1.85	(.22)	(.23)	—	(.45)	11.68	18.09	1,681		.85		.83		1.33
12/31/2019	9.83	.23	.54	.77	(.10)	(.22)	—	(.32)	10.28	7.84	669		.96		.95		2.28
12/31/2018	10.15	.32	(.29)	.03	(.35)	—	—	(.35)	9.83	.27	395		1.01		.97		3.18
12/31/2017	10.05	.24	.08	.32	(.11)	(.10)	(.01)	(.22)	10.15	3.23	378		1.09		1.02		2.38
Class C:
6/30/2022[5,6]	11.30	.15	(1.22)	(1.07)	(.09)	—	—	(.09)	10.14	(9.40)[7]	92		1.44	[8]	1.44	[8]	2.84	[8]
12/31/2021	11.61	.19	(.39)	(.20)	(.11)	—	—	(.11)	11.30	(1.77)	108		1.46		1.45		1.70
12/31/2020	10.23	.07	1.69	1.76	(.15)	(.23)	—	(.38)	11.61	17.16	125		1.54		1.53		.62
12/31/2019	9.80	.16	.53	.69	(.04)	(.22)	—	(.26)	10.23	7.13	35		1.67		1.66		1.56
12/31/2018	10.12	.24	(.29)	(.05)	(.27)	—	—	(.27)	9.80	(.52)	21		1.81		1.77		2.37
12/31/2017	10.02	.17	.07	.24	(.03)	(.10)	(.01)	(.14)	10.12	2.42	22		1.84		1.77		1.63
Class T:
6/30/2022[5,6]	11.36	.21	(1.21)	(1.00)	(.15)	—	—	(.15)	10.21	(8.98)[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	3.85	[8,9]
12/31/2021	11.69	.31	(.41)	(.10)	(.23)	—	—	(.23)	11.36	(.85)[9]	—	[10]	.46	[9]	.45	[9]	2.70	[9]
12/31/2020	10.28	.18	1.71	1.89	(.25)	(.23)	—	(.48)	11.69	18.37 [9]	—	[10]	.58	[9]	.56	[9]	1.61	[9]
12/31/2019	9.83	.26	.54	.80	(.13)	(.22)	—	(.35)	10.28	8.22 [9]	—	[10]	.69	[9]	.68	[9]	2.57	[9]
12/31/2018	10.15	.34	(.30)	.04	(.36)	—	—	(.36)	9.83	.46 [9]	—	[10]	.82	[9]	.77	[9]	3.37	[9]
12/31/2017[5,11]	10.16	.20	— [12]	.20	(.10)	(.10)	(.01)	(.21)	10.15	1.99 [7,9]	—	[10]	.79	[8,9]	.71	[8,9]	2.71	[8,9]
Class F-1:
6/30/2022[5,6]	11.34	.19	(1.21)	(1.02)	(.13)	—	—	(.13)	10.19	(9.03)[7]	289		.72	[8]	.72	[8]	3.57	[8]
12/31/2021	11.66	.28	(.40)	(.12)	(.20)	—	—	(.20)	11.34	(1.04)	323		.74		.73		2.45
12/31/2020	10.28	.15	1.69	1.84	(.23)	(.23)	—	(.46)	11.66	18.02	289		.79		.78		1.30
12/31/2019	9.82	.24	.54	.78	(.10)	(.22)	—	(.32)	10.28	7.94	13		.95		.95		2.29
12/31/2018	10.14	.31	(.30)	.01	(.33)	—	—	(.33)	9.82	.16	8		1.10		1.06		3.08
12/31/2017	10.04	.24	.07	.31	(.10)	(.10)	(.01)	(.21)	10.14	3.11	10		1.12		1.05		2.37
Class F-2:
6/30/2022[5,6]	11.36	.21	(1.22)	(1.01)	(.15)	—	—	(.15)	10.20	(8.98)[7]	3,716		.45	[8]	.45	[8]	3.91	[8]
12/31/2021	11.68	.32	(.41)	(.09)	(.23)	—	—	(.23)	11.36	(.77)	3,056		.47		.46		2.78
12/31/2020	10.28	.19	1.69	1.88	(.25)	(.23)	—	(.48)	11.68	18.31	1,680		.53		.52		1.58
12/31/2019	9.83	.26	.54	.80	(.13)	(.22)	—	(.35)	10.28	8.23	124		.67		.66		2.56
12/31/2018	10.15	.34	(.29)	.05	(.37)	—	—	(.37)	9.83	.48	70		.80		.76		3.39
12/31/2017	10.04	.27	.08	.35	(.13)	(.10)	(.01)	(.24)	10.15	3.47	66		.85		.79		2.61
Class F-3:
6/30/2022[5,6]	11.36	.22	(1.23)	(1.01)	(.15)	—	—	(.15)	10.20	(8.93)[7]	1,735		.35	[8]	.35	[8]	4.06	[8]
12/31/2021	11.68	.33	(.41)	(.08)	(.24)	—	—	(.24)	11.36	(.67)	1,179		.37		.36		2.89
12/31/2020	10.28	.20	1.69	1.89	(.26)	(.23)	—	(.49)	11.68	18.51	549		.45		.44		1.69
12/31/2019	9.82	.28	.54	.82	(.14)	(.22)	—	(.36)	10.28	8.34	82		.56		.56		2.68
12/31/2018	10.14	.35	(.30)	.05	(.37)	—	—	(.37)	9.82	.57	30		.71		.67		3.48
12/31/2017[5,13]	10.10	.27	.02	.29	(.14)	(.10)	(.01)	(.25)	10.14	2.85 [7]	23		.70	[8]	.62	[8]	2.81	[8]
Class 529-A:
6/30/2022[5,6]	11.35	.19	(1.22)	(1.03)	(.13)	—	—	(.13)	10.19	(9.03)[7]	79		.72	[8]	.72	[8]	3.59	[8]
12/31/2021	11.67	.28	(.40)	(.12)	(.20)	—	—	(.20)	11.35	(1.13)	83		.75		.74		2.45
12/31/2020	10.27	.15	1.70	1.85	(.22)	(.23)	—	(.45)	11.67	18.13	69		.84		.82		1.35
12/31/2019	9.82	.23	.54	.77	(.10)	(.22)	—	(.32)	10.27	7.83	33		.96		.95		2.28
12/31/2018	10.14	.32	(.30)	.02	(.34)	—	—	(.34)	9.82	.25	18		1.03		.98		3.17
12/31/2017	10.04	.24	.07	.31	(.10)	(.10)	(.01)	(.21)	10.14	3.05	14		1.19		1.12		2.30

Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	45

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2022[5,6]	$11.30	$.15	$(1.21)	$(1.06)	$(.09)	$—	$—	$(.09)	$10.15	(9.41)%[7]	$8		1.49%[8]		1.49%[8]		2.80%[8]
12/31/2021	11.62	.19	(.40)	(.21)	(.11)	—	—	(.11)	11.30	(1.81)	9		1.51		1.50		1.66
12/31/2020	10.23	.07	1.68	1.75	(.13)	(.23)	—	(.36)	11.62	17.17	9		1.63		1.61		.59
12/31/2019	9.80	.15	.53	.68	(.03)	(.22)	—	(.25)	10.23	7.09	9		1.73		1.72		1.50
12/31/2018	10.12	.23	(.28)	(.05)	(.27)	—	—	(.27)	9.80	(.62)	6		1.86		1.81		2.33
12/31/2017	10.02	.16	.08	.24	(.03)	(.10)	(.01)	(.14)	10.12	2.35	4		1.90		1.83		1.58
Class 529-E:
6/30/2022[5,6]	11.35	.18	(1.21)	(1.03)	(.12)	—	—	(.12)	10.20	(9.21)[7]	3		.93	[8]	.93	[8]	3.36	[8]
12/31/2021	11.67	.25	(.40)	(.15)	(.17)	—	—	(.17)	11.35	(1.26)	4		.96		.95		2.18
12/31/2020	10.27	.13	1.70	1.83	(.20)	(.23)	—	(.43)	11.67	17.75	4		1.05		1.03		1.12
12/31/2019	9.82	.21	.54	.75	(.08)	(.22)	—	(.30)	10.27	7.73	2		1.16		1.15		2.08
12/31/2018	10.15	.29	(.30)	(.01)	(.32)	—	—	(.32)	9.82	(.09)	1		1.29		1.25		2.90
12/31/2017	10.04	.22	.08	.30	(.08)	(.10)	(.01)	(.19)	10.15	3.02	1		1.32		1.24		2.18
Class 529-T:
6/30/2022[5,6]	11.37	.20	(1.22)	(1.02)	(.14)	—	—	(.14)	10.21	(8.99)[7,9]	—	[10]	.49	[8,9]	.49	[8,9]	3.79	[8,9]
12/31/2021	11.69	.30	(.40)	(.10)	(.22)	—	—	(.22)	11.37	(.83)[9]	—	[10]	.53	[9]	.52	[9]	2.64	[9]
12/31/2020	10.29	.18	1.69	1.87	(.24)	(.23)	—	(.47)	11.69	18.30 [9]	—	[10]	.64	[9]	.62	[9]	1.57	[9]
12/31/2019	9.83	.26	.54	.80	(.12)	(.22)	—	(.34)	10.29	8.15 [9]	—	[10]	.74	[9]	.73	[9]	2.52	[9]
12/31/2018	10.15	.33	(.29)	.04	(.36)	—	—	(.36)	9.83	.40 [9]	—	[10]	.88	[9]	.83	[9]	3.32	[9]
12/31/2017[5,11]	10.16	.20	— [12]	.20	(.10)	(.10)	(.01)	(.21)	10.15	1.95 [7,9]	—	[10]	.84	[8,9]	.76	[8,9]	2.66	[8,9]
Class 529-F-1:
6/30/2022[5,6]	11.35	.20	(1.21)	(1.01)	(.14)	—	—	(.14)	10.20	(9.02)[7,9]	—	[10]	.53	[8,9]	.53	[8,9]	3.76	[8,9]
12/31/2021	11.68	.30	(.41)	(.11)	(.22)	—	—	(.22)	11.35	(.94)[9]	—	[10]	.55	[9]	.54	[9]	2.60	[9]
12/31/2020	10.28	.18	1.70	1.88	(.25)	(.23)	—	(.48)	11.68	18.35 [9]	—	[10]	.63	[9]	.61	[9]	1.57	[9]
12/31/2019	9.83	.26	.53	.79	(.12)	(.22)	—	(.34)	10.28	8.07	13		.73		.72		2.50
12/31/2018	10.15	.33	(.29)	.04	(.36)	—	—	(.36)	9.83	.41	5		.86		.81		3.33
12/31/2017	10.04	.26	.08	.34	(.12)	(.10)	(.01)	(.23)	10.15	3.41	4		.91		.85		2.55
Class 529-F-2:
6/30/2022[5,6]	11.36	.21	(1.22)	(1.01)	(.15)	—	—	(.15)	10.20	(8.89)[7]	26		.44	[8]	.44	[8]	3.88	[8]
12/31/2021	11.68	.31	(.40)	(.09)	(.23)	—	—	(.23)	11.36	(.86)	25		.48		.47		2.72
12/31/2020[5,14]	11.78	.03	.21	.24	(.11)	(.23)	—	(.34)	11.68	2.04 [7]	21		.09	[7]	.08	[7]	.28	[7]
Class 529-F-3:
6/30/2022[5,6]	11.35	.21	(1.21)	(1.00)	(.15)	—	—	(.15)	10.20	(8.97)[7]	—	[10]	.40	[8]	.40	[8]	3.89	[8]
12/31/2021	11.68	.31	(.41)	(.10)	(.23)	—	—	(.23)	11.35	(.83)	—	[10]	.46		.43		2.71
12/31/2020[5,14]	11.78	.03	.21	.24	(.11)	(.23)	—	(.34)	11.68	2.07 [7]	—	[10]	.12	[7]	.08	[7]	.28	[7]
Class R-1:
6/30/2022[5,6]	11.34	.16	(1.22)	(1.06)	(.10)	—	—	(.10)	10.18	(9.39)[7]	2		1.40	[8]	1.40	[8]	2.99	[8]
12/31/2021	11.66	.20	(.40)	(.20)	(.12)	—	—	(.12)	11.34	(1.70)	2		1.43		1.43		1.74
12/31/2020	10.25	.08	1.69	1.77	(.13)	(.23)	—	(.36)	11.66	17.19	1		1.53		1.50		.71
12/31/2019	9.82	.16	.53	.69	(.04)	(.22)	—	(.26)	10.25	7.26	2		1.60		1.60		1.52
12/31/2018	10.15	.25	(.30)	(.05)	(.28)	—	—	(.28)	9.82	(.54)[9]	1		1.73	[9]	1.68	[9]	2.50	[9]
12/31/2017	10.05	.18	.08	.26	(.05)	(.10)	(.01)	(.16)	10.15	2.57 [9]	—	[10]	1.71	[9]	1.64	[9]	1.79	[9]

Refer to the end of the table for footnotes.

46	American Funds Strategic Bond Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2022[5,6]	$11.32	$.15	$(1.21)	$(1.06)	$(.09)	$—	$—	$(.09)	$10.17	(9.45)%[7]	$6		1.39%[8]		1.39%[8]		2.89%[8]
12/31/2021	11.64	.20	(.40)	(.20)	(.12)	—	—	(.12)	11.32	(1.71)	7		1.40		1.39		1.78
12/31/2020	10.25	.08	1.69	1.77	(.15)	(.23)	—	(.38)	11.64	17.32	7		1.51		1.49		.67
12/31/2019	9.81	.16	.54	.70	(.04)	(.22)	—	(.26)	10.25	7.14	3		1.64		1.63		1.61
12/31/2018	10.13	.24	(.29)	(.05)	(.27)	—	—	(.27)	9.81	(.45)	2		1.73		1.68		2.46
12/31/2017	10.03	.19	.07	.26	(.05)	(.10)	(.01)	(.16)	10.13	2.59	1		1.65		1.58		1.82
Class R-2E:
6/30/2022[5,6]	11.35	.17	(1.22)	(1.05)	(.11)	—	—	(.11)	10.19	(9.29)[7]	2		1.14	[8]	1.14	[8]	3.29	[8]
12/31/2021	11.67	.24	(.41)	(.17)	(.15)	—	—	(.15)	11.35	(1.53)	1		1.15		1.15		2.07
12/31/2020	10.28	.11	1.70	1.81	(.19)	(.23)	—	(.42)	11.67	17.66	1		1.25		1.23		.96
12/31/2019	9.83	.20	.54	.74	(.07)	(.22)	—	(.29)	10.28	7.55 [9]	—	[10]	1.26	[9]	1.23	[9]	1.98	[9]
12/31/2018	10.15	.30	(.29)	.01	(.33)	—	—	(.33)	9.83	.15 [9]	—	[10]	1.24	[9]	1.18	[9]	3.07	[9]
12/31/2017	10.05	.27	.08	.35	(.14)	(.10)	(.01)	(.25)	10.15	3.43 [9]	—	[10]	.87	[9]	.71	[9]	2.67	[9]
Class R-3:
6/30/2022[5,6]	11.34	.18	(1.22)	(1.04)	(.12)	—	—	(.12)	10.18	(9.23)[7]	12		.99	[8]	.99	[8]	3.34	[8]
12/31/2021	11.66	.25	(.40)	(.15)	(.17)	—	—	(.17)	11.34	(1.28)	11		.99		.99		2.21
12/31/2020	10.26	.13	1.69	1.82	(.19)	(.23)	—	(.42)	11.66	17.75	8		1.09		1.07		1.10
12/31/2019	9.82	.21	.53	.74	(.08)	(.22)	—	(.30)	10.26	7.71	4		1.18		1.17		2.05
12/31/2018	10.14	.29	(.29)	— [12]	(.32)	—	—	(.32)	9.82	(.11)	3		1.31		1.27		2.89
12/31/2017	10.05	.23	.06	.29	(.09)	(.10)	(.01)	(.20)	10.14	2.98	2		1.33		1.24		2.23
Class R-4:
6/30/2022[5,6]	11.35	.19	(1.22)	(1.03)	(.13)	—	—	(.13)	10.19	(9.09)[7]	15		.67	[8]	.67	[8]	3.62	[8]
12/31/2021	11.67	.29	(.40)	(.11)	(.21)	—	—	(.21)	11.35	(.96)	16		.69		.68		2.56
12/31/2020	10.27	.16	1.70	1.86	(.23)	(.23)	—	(.46)	11.67	18.07	7		.79		.77		1.40
12/31/2019	9.82	.24	.54	.78	(.11)	(.22)	—	(.33)	10.27	8.00	4		.90		.89		2.34
12/31/2018	10.15	.31	(.30)	.01	(.34)	—	—	(.34)	9.82	.17	3		1.03		.99		3.16
12/31/2017	10.04	.25	.08	.33	(.11)	(.10)	(.01)	(.22)	10.15	3.26	2		1.06		.99		2.42
Class R-5E:
6/30/2022[5,6]	11.37	.21	(1.23)	(1.02)	(.14)	—	—	(.14)	10.21	(9.00)[7]	2		.50	[8]	.50	[8]	3.84	[8]
12/31/2021	11.69	.31	(.41)	(.10)	(.22)	—	—	(.22)	11.37	(.91)	2		.52		.51		2.73
12/31/2020	10.29	.18	1.70	1.88	(.25)	(.23)	—	(.48)	11.69	18.35	2		.60		.58		1.59
12/31/2019	9.83	.26	.54	.80	(.12)	(.22)	—	(.34)	10.29	8.19	—	[10]	.72		.71		2.51
12/31/2018	10.16	.34	(.30)	.04	(.37)	—	—	(.37)	9.83	.38	—	[10]	.82		.77		3.44
12/31/2017	10.05	.28	.08	.36	(.14)	(.10)	(.01)	(.25)	10.16	3.54	—	[10]	.85		.70		2.68
Class R-5:
6/30/2022[5,6]	11.37	.21	(1.22)	(1.01)	(.15)	—	—	(.15)	10.21	(8.94)[7]	3		.40	[8]	.40	[8]	3.92	[8]
12/31/2021	11.69	.32	(.40)	(.08)	(.24)	—	—	(.24)	11.37	(.70)	3		.40		.40		2.79
12/31/2020	10.29	.19	1.70	1.89	(.26)	(.23)	—	(.49)	11.69	18.44	3		.51		.49		1.67
12/31/2019	9.83	.27	.54	.81	(.13)	(.22)	—	(.35)	10.29	8.28	1		.62		.61		2.62
12/31/2018	10.15	.34	(.29)	.05	(.37)	—	—	(.37)	9.83	.52	1		.76		.72		3.43
12/31/2017	10.05	.28	.06	.34	(.13)	(.10)	(.01)	(.24)	10.15	3.41	1		.76		.68		2.74
Class R-6:
6/30/2022[5,6]	11.37	.21	(1.22)	(1.01)	(.15)	—	—	(.15)	10.21	(8.92)[7]	3,038		.35	[8]	.35	[8]	3.97	[8]
12/31/2021	11.69	.34	(.42)	(.08)	(.24)	—	—	(.24)	11.37	(.67)	3,149		.36		.36		2.94
12/31/2020	10.29	.20	1.69	1.89	(.26)	(.23)	—	(.49)	11.69	18.49	1,243		.42		.42		1.68
12/31/2019	9.83	.26	.56	.82	(.14)	(.22)	—	(.36)	10.29	8.33	10		.63		.59		2.52
12/31/2018	10.15	.35	(.30)	.05	(.37)	—	—	(.37)	9.83	.56	29		.71		.67		3.47
12/31/2017	10.05	.28	.07	.35	(.14)	(.10)	(.01)	(.25)	10.15	3.46	28		.75		.69		2.70

Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	47

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[15,16]	2022[5,6,7]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	46%	106%	155%	410%	295%	428%
Including mortgage dollar roll transactions	54%	164%	367%	428%	295%	428%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Amount less than $.01.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

48	American Funds Strategic Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Strategic Bond Fund	49

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$909.75	$3.50	.74%
Class A – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class C – actual return	1,000.00	905.98	6.81	1.44
Class C – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class T – actual return	1,000.00	910.23	2.13	.45
Class T – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class F-1 – actual return	1,000.00	909.69	3.41	.72
Class F-1 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class F-2 – actual return	1,000.00	910.25	2.13	.45
Class F-2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class F-3 – actual return	1,000.00	910.70	1.66	.35
Class F-3 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 529-A – actual return	1,000.00	909.73	3.41	.72
Class 529-A – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-C – actual return	1,000.00	905.88	7.04	1.49
Class 529-C – assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E – actual return	1,000.00	907.95	4.40	.93
Class 529-E – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class 529-T – actual return	1,000.00	910.12	2.32	.49
Class 529-T – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 529-F-1 – actual return	1,000.00	909.76	2.51	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 529-F-2 – actual return	1,000.00	911.06	2.08	.44
Class 529-F-2 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-3 – actual return	1,000.00	910.34	1.89	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-1 – actual return	1,000.00	906.05	6.62	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 – actual return	1,000.00	905.54	6.57	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2E – actual return	1,000.00	907.13	5.39	1.14
Class R-2E – assumed 5% return	1,000.00	1,019.14	5.71	1.14
Class R-3 – actual return	1,000.00	907.70	4.68	.99
Class R-3 – assumed 5% return	1,000.00	1,019.89	4.96	.99
Class R-4 – actual return	1,000.00	909.11	3.17	.67
Class R-4 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-5E – actual return	1,000.00	909.99	2.37	.50
Class R-5E – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-5 – actual return	1,000.00	910.57	1.89	.40
Class R-5 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-6 – actual return	1,000.00	910.77	1.66	.35
Class R-6 – assumed 5% return	1,000.00	1,023.06	1.76	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

50	American Funds Strategic Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee.

In addition, the board and the committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Strategic Bond Fund	51

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

52	American Funds Strategic Bond Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Strategic Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Strategic Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,“in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2022